Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000003871
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	LDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.92%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$9,770	$10,000	$10,000
1/31/2016	$9,548	$9,982	$10,138
2/29/2016	$9,513	$10,172	$10,210
3/31/2016	$10,173	$10,504	$10,303
4/30/2016	$10,376	$10,690	$10,343
5/31/2016	$10,051	$10,671	$10,345
6/30/2016	$10,351	$11,031	$10,531
7/31/2016	$10,395	$11,230	$10,598
8/31/2016	$10,445	$11,431	$10,586
9/30/2016	$10,589	$11,477	$10,580
10/31/2016	$10,576	$11,334	$10,499
11/30/2016	$10,196	$10,870	$10,250
12/31/2016	$10,325	$11,015	$10,265
1/31/2017	$10,539	$11,174	$10,285
2/28/2017	$10,693	$11,398	$10,354
3/31/2017	$10,853	$11,441	$10,349
4/30/2017	$10,935	$11,611	$10,428
5/31/2017	$11,033	$11,714	$10,509
6/30/2017	$11,037	$11,697	$10,498
7/31/2017	$11,181	$11,795	$10,543
8/31/2017	$11,327	$12,004	$10,638
9/30/2017	$11,285	$12,006	$10,587
10/31/2017	$11,156	$12,050	$10,593
11/30/2017	$11,308	$12,056	$10,580
12/31/2017	$11,433	$12,145	$10,628
1/31/2018	$11,754	$12,140	$10,506
2/28/2018	$11,631	$11,898	$10,406
3/31/2018	$11,725	$11,933	$10,473
4/30/2018	$11,458	$11,759	$10,395
5/31/2018	$11,051	$11,649	$10,469
6/30/2018	$10,797	$11,510	$10,456
7/31/2018	$10,960	$11,804	$10,459
8/31/2018	$10,719	$11,600	$10,526
9/30/2018	$10,916	$11,775	$10,458
10/31/2018	$10,655	$11,521	$10,376
11/30/2018	$10,570	$11,473	$10,438
12/31/2018	$10,684	$11,627	$10,629
1/31/2019	$11,200	$12,140	$10,742
2/28/2019	$11,340	$12,261	$10,736
3/31/2019	$11,480	$12,436	$10,942
4/30/2019	$11,530	$12,466	$10,945
5/31/2019	$11,557	$12,517	$11,139
6/30/2019	$11,971	$12,943	$11,279
7/31/2019	$12,136	$13,100	$11,304
8/31/2019	$12,096	$13,198	$11,597
9/30/2019	$12,076	$13,137	$11,535
10/31/2019	$12,147	$13,174	$11,570
11/30/2019	$12,102	$13,112	$11,564
12/31/2019	$12,384	$13,376	$11,556
1/31/2020	$12,572	$13,579	$11,778
2/29/2020	$12,456	$13,448	$11,990
3/31/2020	$10,475	$11,586	$11,920
4/30/2020	$10,782	$11,846	$12,132
5/31/2020	$11,517	$12,565	$12,188
6/30/2020	$11,943	$13,006	$12,265
7/31/2020	$12,345	$13,489	$12,448
8/31/2020	$12,460	$13,559	$12,348
9/30/2020	$12,194	$13,308	$12,341
10/31/2020	$12,188	$13,304	$12,286
11/30/2020	$12,741	$13,817	$12,406
12/31/2020	$13,002	$14,079	$12,423
1/31/2021	$12,848	$13,926	$12,334
2/28/2021	$12,547	$13,571	$12,156
3/31/2021	$12,394	$13,440	$12,005
4/30/2021	$12,662	$13,738	$12,099
5/31/2021	$12,807	$13,883	$12,139
6/30/2021	$12,876	$13,985	$12,224
7/31/2021	$12,920	$14,044	$12,361
8/31/2021	$13,037	$14,181	$12,337
9/30/2021	$12,729	$13,887	$12,230
10/31/2021	$12,748	$13,891	$12,227
11/30/2021	$12,439	$13,635	$12,263
12/31/2021	$12,636	$13,826	$12,232
1/31/2022	$12,272	$13,433	$11,968
2/28/2022	$11,599	$12,553	$11,835
3/31/2022	$11,592	$12,441	$11,506
4/30/2022	$10,914	$11,745	$11,069
5/31/2022	$10,955	$11,748	$11,141
6/30/2022	$10,240	$11,018	$10,966
7/31/2022	$10,568	$11,337	$11,234
8/31/2022	$10,479	$11,230	$10,917
9/30/2022	$9,785	$10,515	$10,445
10/31/2022	$9,775	$10,531	$10,310
11/30/2022	$10,565	$11,330	$10,689
12/31/2022	$10,636	$11,367	$10,641
1/31/2023	$10,973	$11,728	$10,968
2/28/2023	$10,694	$11,469	$10,684
3/31/2023	$10,791	$11,579	$10,956
4/30/2023	$10,861	$11,641	$11,022
5/31/2023	$10,768	$11,574	$10,902
6/30/2023	$10,977	$11,832	$10,863
7/31/2023	$11,221	$12,058	$10,856
8/31/2023	$11,025	$11,877	$10,786
9/30/2023	$10,742	$11,568	$10,512
10/31/2023	$10,573	$11,411	$10,346
11/30/2023	$11,186	$12,058	$10,815
12/31/2023	$11,744	$12,628	$11,229
1/31/2024	$11,600	$12,499	$11,198
2/29/2024	$11,737	$12,621	$11,040
3/31/2024	$11,963	$12,885	$11,142
4/30/2024	$11,762	$12,618	$10,860
5/31/2024	$11,963	$12,845	$11,044
6/30/2024	$11,993	$12,924	$11,149
7/31/2024	$12,225	$13,166	$11,409
8/31/2024	$12,516	$13,471	$11,573
9/30/2024	$12,752	$13,720	$11,728
10/31/2024	$12,559	$13,484	$11,437
11/30/2024	$12,710	$13,644	$11,558
12/31/2024	$12,581	$13,454	$11,369
1/31/2025	$12,795	$13,647	$11,430
2/28/2025	$12,976	$13,861	$11,681
3/31/2025	$12,816	$13,755	$11,685
4/30/2025	$12,696	$13,725	$11,731
5/31/2025	$12,850	$13,878	$11,647
6/30/2025	$13,187	$14,213	$11,826
7/31/2025	$13,371	$14,393	$11,795
8/31/2025	$13,589	$14,627	$11,936
9/30/2025	$13,870	$14,888	$12,067
10/31/2025	$14,182	$15,205	$12,142
11/30/2025	$14,244	$15,268	$12,217
12/31/2025	$14,333	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	13.92%	1.97%	3.91%
Class A with sales charge	11.27%	1.51%	3.67%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000003873
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	LDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.65%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.18%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,769	$9,982	$10,138
2/29/2016	$9,709	$10,172	$10,210
3/31/2016	$10,395	$10,504	$10,303
4/30/2016	$10,596	$10,690	$10,343
5/31/2016	$10,261	$10,671	$10,345
6/30/2016	$10,561	$11,031	$10,531
7/31/2016	$10,600	$11,230	$10,598
8/31/2016	$10,645	$11,431	$10,586
9/30/2016	$10,786	$11,477	$10,580
10/31/2016	$10,768	$11,334	$10,499
11/30/2016	$10,377	$10,870	$10,250
12/31/2016	$10,503	$11,015	$10,265
1/31/2017	$10,714	$11,174	$10,285
2/28/2017	$10,865	$11,398	$10,354
3/31/2017	$11,021	$11,441	$10,349
4/30/2017	$11,099	$11,611	$10,428
5/31/2017	$11,192	$11,714	$10,509
6/30/2017	$11,191	$11,697	$10,498
7/31/2017	$11,331	$11,795	$10,543
8/31/2017	$11,473	$12,004	$10,638
9/30/2017	$11,425	$12,006	$10,587
10/31/2017	$11,289	$12,050	$10,593
11/30/2017	$11,437	$12,056	$10,580
12/31/2017	$11,557	$12,145	$10,628
1/31/2018	$11,873	$12,140	$10,506
2/28/2018	$11,744	$11,898	$10,406
3/31/2018	$11,833	$11,933	$10,473
4/30/2018	$11,559	$11,759	$10,395
5/31/2018	$11,145	$11,649	$10,469
6/30/2018	$10,906	$11,510	$10,456
7/31/2018	$11,043	$11,804	$10,459
8/31/2018	$10,796	$11,600	$10,526
9/30/2018	$10,988	$11,775	$10,458
10/31/2018	$10,721	$11,521	$10,376
11/30/2018	$10,632	$11,473	$10,438
12/31/2018	$10,740	$11,627	$10,629
1/31/2019	$11,250	$12,140	$10,742
2/28/2019	$11,385	$12,261	$10,736
3/31/2019	$11,518	$12,436	$10,942
4/30/2019	$11,564	$12,466	$10,945
5/31/2019	$11,584	$12,517	$11,139
6/30/2019	$12,013	$12,943	$11,279
7/31/2019	$12,149	$13,100	$11,304
8/31/2019	$12,103	$13,198	$11,597
9/30/2019	$12,077	$13,137	$11,535
10/31/2019	$12,142	$13,174	$11,570
11/30/2019	$12,092	$13,112	$11,564
12/31/2019	$12,388	$13,376	$11,556
1/31/2020	$12,545	$13,579	$11,778
2/29/2020	$12,424	$13,448	$11,990
3/31/2020	$10,454	$11,586	$11,920
4/30/2020	$10,754	$11,846	$12,132
5/31/2020	$11,476	$12,565	$12,188
6/30/2020	$11,891	$13,006	$12,265
7/31/2020	$12,284	$13,489	$12,448
8/31/2020	$12,390	$13,559	$12,348
9/30/2020	$12,121	$13,308	$12,341
10/31/2020	$12,133	$13,304	$12,286
11/30/2020	$12,649	$13,817	$12,406
12/31/2020	$12,899	$14,079	$12,423
1/31/2021	$12,741	$13,926	$12,334
2/28/2021	$12,438	$13,571	$12,156
3/31/2021	$12,281	$13,440	$12,005
4/30/2021	$12,538	$13,738	$12,099
5/31/2021	$12,674	$13,883	$12,139
6/30/2021	$12,736	$13,985	$12,224
7/31/2021	$12,772	$14,044	$12,361
8/31/2021	$12,881	$14,181	$12,337
9/30/2021	$12,571	$13,887	$12,230
10/31/2021	$12,583	$13,891	$12,227
11/30/2021	$12,273	$13,635	$12,263
12/31/2021	$12,460	$13,826	$12,232
1/31/2022	$12,097	$13,433	$11,968
2/28/2022	$11,432	$12,553	$11,835
3/31/2022	$11,419	$12,441	$11,506
4/30/2022	$10,750	$11,745	$11,069
5/31/2022	$10,759	$11,748	$11,141
6/30/2022	$10,055	$11,018	$10,966
7/31/2022	$10,370	$11,337	$11,234
8/31/2022	$10,278	$11,230	$10,917
9/30/2022	$9,596	$10,515	$10,445
10/31/2022	$9,607	$10,531	$10,310
11/30/2022	$10,371	$11,330	$10,689
12/31/2022	$10,434	$11,367	$10,641
1/31/2023	$10,758	$11,728	$10,968
2/28/2023	$10,481	$11,469	$10,684
3/31/2023	$10,543	$11,579	$10,956
4/30/2023	$10,605	$11,641	$11,022
5/31/2023	$10,536	$11,574	$10,902
6/30/2023	$10,734	$11,832	$10,863
7/31/2023	$10,938	$12,058	$10,856
8/31/2023	$10,743	$11,877	$10,786
9/30/2023	$10,463	$11,568	$10,512
10/31/2023	$10,321	$11,411	$10,346
11/30/2023	$10,909	$12,058	$10,815
12/31/2023	$11,444	$12,628	$11,229
1/31/2024	$11,299	$12,499	$11,198
2/29/2024	$11,399	$12,621	$11,040
3/31/2024	$11,640	$12,885	$11,142
4/30/2024	$11,440	$12,618	$10,860
5/31/2024	$11,601	$12,845	$11,044
6/30/2024	$11,652	$12,924	$11,149
7/31/2024	$11,841	$13,166	$11,409
8/31/2024	$12,116	$13,471	$11,573
9/30/2024	$12,366	$13,720	$11,728
10/31/2024	$12,175	$13,484	$11,437
11/30/2024	$12,314	$13,644	$11,558
12/31/2024	$12,184	$13,454	$11,369
1/31/2025	$12,383	$13,647	$11,430
2/28/2025	$12,552	$13,861	$11,681
3/31/2025	$12,392	$13,755	$11,685
4/30/2025	$12,271	$13,725	$11,731
5/31/2025	$12,413	$13,878	$11,647
6/30/2025	$12,730	$14,213	$11,826
7/31/2025	$12,900	$14,393	$11,795
8/31/2025	$13,103	$14,627	$11,936
9/30/2025	$13,366	$14,888	$12,067
10/31/2025	$13,658	$15,205	$12,142
11/30/2025	$13,711	$15,268	$12,217
12/31/2025	$13,790	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	13.18%	1.34%	3.27%
Class C with sales charge	12.18%	1.34%	3.27%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054919
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F
Trading Symbol	LDMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.13%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,773	$9,982	$10,138
2/29/2016	$9,719	$10,172	$10,210
3/31/2016	$10,415	$10,504	$10,303
4/30/2016	$10,623	$10,690	$10,343
5/31/2016	$10,292	$10,671	$10,345
6/30/2016	$10,600	$11,031	$10,531
7/31/2016	$10,646	$11,230	$10,598
8/31/2016	$10,697	$11,431	$10,586
9/30/2016	$10,846	$11,477	$10,580
10/31/2016	$10,834	$11,334	$10,499
11/30/2016	$10,425	$10,870	$10,250
12/31/2016	$10,579	$11,015	$10,265
1/31/2017	$10,778	$11,174	$10,285
2/28/2017	$10,957	$11,398	$10,354
3/31/2017	$11,122	$11,441	$10,349
4/30/2017	$11,186	$11,611	$10,428
5/31/2017	$11,308	$11,714	$10,509
6/30/2017	$11,312	$11,697	$10,498
7/31/2017	$11,461	$11,795	$10,543
8/31/2017	$11,612	$12,004	$10,638
9/30/2017	$11,548	$12,006	$10,587
10/31/2017	$11,439	$12,050	$10,593
11/30/2017	$11,595	$12,056	$10,580
12/31/2017	$11,724	$12,145	$10,628
1/31/2018	$12,032	$12,140	$10,506
2/28/2018	$11,929	$11,898	$10,406
3/31/2018	$12,026	$11,933	$10,473
4/30/2018	$11,753	$11,759	$10,395
5/31/2018	$11,315	$11,649	$10,469
6/30/2018	$11,076	$11,510	$10,456
7/31/2018	$11,222	$11,804	$10,459
8/31/2018	$10,998	$11,600	$10,526
9/30/2018	$11,203	$11,775	$10,458
10/31/2018	$10,937	$11,521	$10,376
11/30/2018	$10,851	$11,473	$10,438
12/31/2018	$10,970	$11,627	$10,629
1/31/2019	$11,501	$12,140	$10,742
2/28/2019	$11,645	$12,261	$10,736
3/31/2019	$11,791	$12,436	$10,942
4/30/2019	$11,844	$12,466	$10,945
5/31/2019	$11,873	$12,517	$11,139
6/30/2019	$12,300	$12,943	$11,279
7/31/2019	$12,471	$13,100	$11,304
8/31/2019	$12,408	$13,198	$11,597
9/30/2019	$12,412	$13,137	$11,535
10/31/2019	$12,487	$13,174	$11,570
11/30/2019	$12,419	$13,112	$11,564
12/31/2019	$12,734	$13,376	$11,556
1/31/2020	$12,930	$13,579	$11,778
2/29/2020	$12,788	$13,448	$11,990
3/31/2020	$10,777	$11,586	$11,920
4/30/2020	$11,095	$11,846	$12,132
5/31/2020	$11,852	$12,565	$12,188
6/30/2020	$12,292	$13,006	$12,265
7/31/2020	$12,708	$13,489	$12,448
8/31/2020	$12,828	$13,559	$12,348
9/30/2020	$12,556	$13,308	$12,341
10/31/2020	$12,576	$13,304	$12,286
11/30/2020	$13,122	$13,817	$12,406
12/31/2020	$13,392	$14,079	$12,423
1/31/2021	$13,235	$13,926	$12,334
2/28/2021	$12,927	$13,571	$12,156
3/31/2021	$12,771	$13,440	$12,005
4/30/2021	$13,049	$13,738	$12,099
5/31/2021	$13,200	$13,883	$12,139
6/30/2021	$13,274	$13,985	$12,224
7/31/2021	$13,321	$14,044	$12,361
8/31/2021	$13,445	$14,181	$12,337
9/30/2021	$13,155	$13,887	$12,230
10/31/2021	$13,150	$13,891	$12,227
11/30/2021	$12,834	$13,635	$12,263
12/31/2021	$13,040	$13,826	$12,232
1/31/2022	$12,692	$13,433	$11,968
2/28/2022	$12,000	$12,553	$11,835
3/31/2022	$11,968	$12,441	$11,506
4/30/2022	$11,270	$11,745	$11,069
5/31/2022	$11,315	$11,748	$11,141
6/30/2022	$10,578	$11,018	$10,966
7/31/2022	$10,918	$11,337	$11,234
8/31/2022	$10,828	$11,230	$10,917
9/30/2022	$10,113	$10,515	$10,445
10/31/2022	$10,132	$10,531	$10,310
11/30/2022	$10,950	$11,330	$10,689
12/31/2022	$11,025	$11,367	$10,641
1/31/2023	$11,376	$11,728	$10,968
2/28/2023	$11,089	$11,469	$10,684
3/31/2023	$11,163	$11,579	$10,956
4/30/2023	$11,237	$11,641	$11,022
5/31/2023	$11,171	$11,574	$10,902
6/30/2023	$11,390	$11,832	$10,863
7/31/2023	$11,615	$12,058	$10,856
8/31/2023	$11,415	$11,877	$10,786
9/30/2023	$11,124	$11,568	$10,512
10/31/2023	$10,979	$11,411	$10,346
11/30/2023	$11,616	$12,058	$10,815
12/31/2023	$12,196	$12,628	$11,229
1/31/2024	$12,019	$12,499	$11,198
2/29/2024	$12,163	$12,621	$11,040
3/31/2024	$12,430	$12,885	$11,142
4/30/2024	$12,224	$12,618	$10,860
5/31/2024	$12,404	$12,845	$11,044
6/30/2024	$12,467	$12,924	$11,149
7/31/2024	$12,679	$13,166	$11,409
8/31/2024	$12,984	$13,471	$11,573
9/30/2024	$13,231	$13,720	$11,728
10/31/2024	$13,064	$13,484	$11,437
11/30/2024	$13,192	$13,644	$11,558
12/31/2024	$13,092	$13,454	$11,369
1/31/2025	$13,315	$13,647	$11,430
2/28/2025	$13,506	$13,861	$11,681
3/31/2025	$13,311	$13,755	$11,685
4/30/2025	$13,220	$13,725	$11,731
5/31/2025	$13,382	$13,878	$11,647
6/30/2025	$13,734	$14,213	$11,826
7/31/2025	$13,928	$14,393	$11,795
8/31/2025	$14,157	$14,627	$11,936
9/30/2025	$14,451	$14,888	$12,067
10/31/2025	$14,746	$15,205	$12,142
11/30/2025	$14,813	$15,268	$12,217
12/31/2025	$14,941	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	14.13%	2.21%	4.10%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188264
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F3
Trading Symbol	LODMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.16%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,135	$10,051
5/31/2017	$10,165	$10,224	$10,128
6/30/2017	$10,170	$10,210	$10,118
7/31/2017	$10,305	$10,295	$10,162
8/31/2017	$10,441	$10,478	$10,253
9/30/2017	$10,404	$10,479	$10,204
10/31/2017	$10,287	$10,518	$10,210
11/30/2017	$10,428	$10,523	$10,197
12/31/2017	$10,545	$10,600	$10,244
1/31/2018	$10,843	$10,596	$10,126
2/28/2018	$10,731	$10,385	$10,030
3/31/2018	$10,820	$10,415	$10,094
4/30/2018	$10,574	$10,264	$10,019
5/31/2018	$10,200	$10,167	$10,091
6/30/2018	$9,986	$10,046	$10,078
7/31/2018	$10,119	$10,303	$10,080
8/31/2018	$9,918	$10,125	$10,145
9/30/2018	$10,103	$10,278	$10,080
10/31/2018	$9,862	$10,056	$10,000
11/30/2018	$9,765	$10,014	$10,060
12/31/2018	$9,893	$10,149	$10,245
1/31/2019	$10,351	$10,597	$10,354
2/28/2019	$10,482	$10,702	$10,348
3/31/2019	$10,635	$10,854	$10,546
4/30/2019	$10,663	$10,881	$10,549
5/31/2019	$10,689	$10,926	$10,736
6/30/2019	$11,095	$11,297	$10,871
7/31/2019	$11,229	$11,434	$10,895
8/31/2019	$11,193	$11,519	$11,177
9/30/2019	$11,177	$11,467	$11,118
10/31/2019	$11,266	$11,499	$11,151
11/30/2019	$11,205	$11,444	$11,146
12/31/2019	$11,490	$11,675	$11,138
1/31/2020	$11,645	$11,853	$11,352
2/29/2020	$11,539	$11,738	$11,557
3/31/2020	$9,724	$10,112	$11,489
4/30/2020	$10,011	$10,340	$11,693
5/31/2020	$10,673	$10,967	$11,747
6/30/2020	$11,070	$11,352	$11,821
7/31/2020	$11,446	$11,774	$11,998
8/31/2020	$11,555	$11,834	$11,901
9/30/2020	$11,310	$11,615	$11,894
10/31/2020	$11,328	$11,612	$11,841
11/30/2020	$11,822	$12,060	$11,958
12/31/2020	$12,066	$12,289	$11,974
1/31/2021	$11,924	$12,155	$11,888
2/28/2021	$11,646	$11,845	$11,716
3/31/2021	$11,506	$11,731	$11,570
4/30/2021	$11,757	$11,991	$11,662
5/31/2021	$11,894	$12,118	$11,700
6/30/2021	$11,960	$12,207	$11,782
7/31/2021	$12,002	$12,258	$11,914
8/31/2021	$12,114	$12,378	$11,891
9/30/2021	$11,829	$12,121	$11,788
10/31/2021	$11,848	$12,124	$11,785
11/30/2021	$11,562	$11,901	$11,820
12/31/2021	$11,748	$12,068	$11,789
1/31/2022	$11,435	$11,725	$11,535
2/28/2022	$10,810	$10,957	$11,407
3/31/2022	$10,781	$10,859	$11,090
4/30/2022	$10,151	$10,252	$10,669
5/31/2022	$10,191	$10,254	$10,738
6/30/2022	$9,526	$9,617	$10,569
7/31/2022	$9,833	$9,895	$10,828
8/31/2022	$9,752	$9,802	$10,522
9/30/2022	$9,106	$9,178	$10,067
10/31/2022	$9,123	$9,192	$9,937
11/30/2022	$9,862	$9,890	$10,302
12/31/2022	$9,929	$9,922	$10,256
1/31/2023	$10,247	$10,236	$10,571
2/28/2023	$9,987	$10,010	$10,298
3/31/2023	$10,054	$10,107	$10,559
4/30/2023	$10,121	$10,160	$10,623
5/31/2023	$10,061	$10,102	$10,508
6/30/2023	$10,259	$10,328	$10,470
7/31/2023	$10,462	$10,525	$10,463
8/31/2023	$10,281	$10,367	$10,396
9/30/2023	$10,018	$10,097	$10,132
10/31/2023	$9,888	$9,960	$9,972
11/30/2023	$10,436	$10,524	$10,424
12/31/2023	$10,986	$11,022	$10,823
1/31/2024	$10,827	$10,910	$10,793
2/29/2024	$10,957	$11,016	$10,640
3/31/2024	$11,198	$11,247	$10,739
4/30/2024	$11,011	$11,013	$10,467
5/31/2024	$11,174	$11,212	$10,645
6/30/2024	$11,231	$11,281	$10,746
7/31/2024	$11,423	$11,492	$10,997
8/31/2024	$11,698	$11,758	$11,155
9/30/2024	$11,920	$11,975	$11,304
10/31/2024	$11,770	$11,769	$11,024
11/30/2024	$11,886	$11,909	$11,140
12/31/2024	$11,795	$11,743	$10,958
1/31/2025	$11,997	$11,912	$11,016
2/28/2025	$12,169	$12,098	$11,258
3/31/2025	$11,992	$12,006	$11,263
4/30/2025	$11,911	$11,980	$11,307
5/31/2025	$12,057	$12,113	$11,226
6/30/2025	$12,375	$12,405	$11,399
7/31/2025	$12,550	$12,563	$11,368
8/31/2025	$12,757	$12,767	$11,504
9/30/2025	$12,994	$12,995	$11,630
10/31/2025	$13,289	$13,271	$11,703
11/30/2025	$13,350	$13,326	$11,775
12/31/2025	$13,465	$13,422	$11,758

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	14.16%	2.22%	3.46%
JPM EMBI Global Diversified Index	14.30%	1.78%	3.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.87%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000003870
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	LDMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.15%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,774	$9,982	$10,138
2/29/2016	$9,720	$10,172	$10,210
3/31/2016	$10,418	$10,504	$10,303
4/30/2016	$10,628	$10,690	$10,343
5/31/2016	$10,297	$10,671	$10,345
6/30/2016	$10,606	$11,031	$10,531
7/31/2016	$10,653	$11,230	$10,598
8/31/2016	$10,706	$11,431	$10,586
9/30/2016	$10,856	$11,477	$10,580
10/31/2016	$10,844	$11,334	$10,499
11/30/2016	$10,455	$10,870	$10,250
12/31/2016	$10,590	$11,015	$10,265
1/31/2017	$10,790	$11,174	$10,285
2/28/2017	$10,971	$11,398	$10,354
3/31/2017	$11,137	$11,441	$10,349
4/30/2017	$11,224	$11,611	$10,428
5/31/2017	$11,326	$11,714	$10,509
6/30/2017	$11,332	$11,697	$10,498
7/31/2017	$11,482	$11,795	$10,543
8/31/2017	$11,635	$12,004	$10,638
9/30/2017	$11,593	$12,006	$10,587
10/31/2017	$11,462	$12,050	$10,593
11/30/2017	$11,620	$12,056	$10,580
12/31/2017	$11,751	$12,145	$10,628
1/31/2018	$12,083	$12,140	$10,506
2/28/2018	$11,958	$11,898	$10,406
3/31/2018	$12,058	$11,933	$10,473
4/30/2018	$11,783	$11,759	$10,395
5/31/2018	$11,367	$11,649	$10,469
6/30/2018	$11,128	$11,510	$10,456
7/31/2018	$11,276	$11,804	$10,459
8/31/2018	$11,052	$11,600	$10,526
9/30/2018	$11,257	$11,775	$10,458
10/31/2018	$10,989	$11,521	$10,376
11/30/2018	$10,881	$11,473	$10,438
12/31/2018	$11,023	$11,627	$10,629
1/31/2019	$11,534	$12,140	$10,742
2/28/2019	$11,680	$12,261	$10,736
3/31/2019	$11,850	$12,436	$10,942
4/30/2019	$11,881	$12,466	$10,945
5/31/2019	$11,910	$12,517	$11,139
6/30/2019	$12,363	$12,943	$11,279
7/31/2019	$12,512	$13,100	$11,304
8/31/2019	$12,472	$13,198	$11,597
9/30/2019	$12,453	$13,137	$11,535
10/31/2019	$12,529	$13,174	$11,570
11/30/2019	$12,485	$13,112	$11,564
12/31/2019	$12,778	$13,376	$11,556
1/31/2020	$12,975	$13,579	$11,778
2/29/2020	$12,856	$13,448	$11,990
3/31/2020	$10,834	$11,586	$11,920
4/30/2020	$11,154	$11,846	$12,132
5/31/2020	$11,891	$12,565	$12,188
6/30/2020	$12,333	$13,006	$12,265
7/31/2020	$12,752	$13,489	$12,448
8/31/2020	$12,873	$13,559	$12,348
9/30/2020	$12,600	$13,308	$12,341
10/31/2020	$12,620	$13,304	$12,286
11/30/2020	$13,170	$13,817	$12,406
12/31/2020	$13,442	$14,079	$12,423
1/31/2021	$13,284	$13,926	$12,334
2/28/2021	$12,975	$13,571	$12,156
3/31/2021	$12,818	$13,440	$12,005
4/30/2021	$13,098	$13,738	$12,099
5/31/2021	$13,250	$13,883	$12,139
6/30/2021	$13,324	$13,985	$12,224
7/31/2021	$13,372	$14,044	$12,361
8/31/2021	$13,496	$14,181	$12,337
9/30/2021	$13,178	$13,887	$12,230
10/31/2021	$13,200	$13,891	$12,227
11/30/2021	$12,881	$13,635	$12,263
12/31/2021	$13,089	$13,826	$12,232
1/31/2022	$12,739	$13,433	$11,968
2/28/2022	$12,043	$12,553	$11,835
3/31/2022	$12,011	$12,441	$11,506
4/30/2022	$11,309	$11,745	$11,069
5/31/2022	$11,353	$11,748	$11,141
6/30/2022	$10,612	$11,018	$10,966
7/31/2022	$10,954	$11,337	$11,234
8/31/2022	$10,864	$11,230	$10,917
9/30/2022	$10,144	$10,515	$10,445
10/31/2022	$10,163	$10,531	$10,310
11/30/2022	$10,986	$11,330	$10,689
12/31/2022	$11,061	$11,367	$10,641
1/31/2023	$11,414	$11,728	$10,968
2/28/2023	$11,125	$11,469	$10,684
3/31/2023	$11,200	$11,579	$10,956
4/30/2023	$11,274	$11,641	$11,022
5/31/2023	$11,207	$11,574	$10,902
6/30/2023	$11,427	$11,832	$10,863
7/31/2023	$11,654	$12,058	$10,856
8/31/2023	$11,452	$11,877	$10,786
9/30/2023	$11,159	$11,568	$10,512
10/31/2023	$11,014	$11,411	$10,346
11/30/2023	$11,654	$12,058	$10,815
12/31/2023	$12,237	$12,628	$11,229
1/31/2024	$12,060	$12,499	$11,198
2/29/2024	$12,204	$12,621	$11,040
3/31/2024	$12,472	$12,885	$11,142
4/30/2024	$12,265	$12,618	$10,860
5/31/2024	$12,446	$12,845	$11,044
6/30/2024	$12,509	$12,924	$11,149
7/31/2024	$12,723	$13,166	$11,409
8/31/2024	$13,029	$13,471	$11,573
9/30/2024	$13,277	$13,720	$11,728
10/31/2024	$13,109	$13,484	$11,437
11/30/2024	$13,238	$13,644	$11,558
12/31/2024	$13,136	$13,454	$11,369
1/31/2025	$13,361	$13,647	$11,430
2/28/2025	$13,553	$13,861	$11,681
3/31/2025	$13,356	$13,755	$11,685
4/30/2025	$13,265	$13,725	$11,731
5/31/2025	$13,427	$13,878	$11,647
6/30/2025	$13,781	$14,213	$11,826
7/31/2025	$13,976	$14,393	$11,795
8/31/2025	$14,207	$14,627	$11,936
9/30/2025	$14,470	$14,888	$12,067
10/31/2025	$14,799	$15,205	$12,142
11/30/2025	$14,866	$15,268	$12,217
12/31/2025	$14,995	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	14.15%	2.21%	4.13%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054921
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R3
Trading Symbol	LDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.33%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,770	$9,982	$10,138
2/29/2016	$9,712	$10,172	$10,210
3/31/2016	$10,406	$10,504	$10,303
4/30/2016	$10,611	$10,690	$10,343
5/31/2016	$10,276	$10,671	$10,345
6/30/2016	$10,581	$11,031	$10,531
7/31/2016	$10,623	$11,230	$10,598
8/31/2016	$10,671	$11,431	$10,586
9/30/2016	$10,817	$11,477	$10,580
10/31/2016	$10,800	$11,334	$10,499
11/30/2016	$10,408	$10,870	$10,250
12/31/2016	$10,538	$11,015	$10,265
1/31/2017	$10,733	$11,174	$10,285
2/28/2017	$10,909	$11,398	$10,354
3/31/2017	$11,070	$11,441	$10,349
4/30/2017	$11,131	$11,611	$10,428
5/31/2017	$11,249	$11,714	$10,509
6/30/2017	$11,250	$11,697	$10,498
7/31/2017	$11,394	$11,795	$10,543
8/31/2017	$11,541	$12,004	$10,638
9/30/2017	$11,474	$12,006	$10,587
10/31/2017	$11,360	$12,050	$10,593
11/30/2017	$11,512	$12,056	$10,580
12/31/2017	$11,637	$12,145	$10,628
1/31/2018	$11,939	$12,140	$10,506
2/28/2018	$11,833	$11,898	$10,406
3/31/2018	$11,926	$11,933	$10,473
4/30/2018	$11,650	$11,759	$10,395
5/31/2018	$11,233	$11,649	$10,469
6/30/2018	$10,971	$11,510	$10,456
7/31/2018	$11,134	$11,804	$10,459
8/31/2018	$10,886	$11,600	$10,526
9/30/2018	$11,084	$11,775	$10,458
10/31/2018	$10,815	$11,521	$10,376
11/30/2018	$10,726	$11,473	$10,438
12/31/2018	$10,839	$11,627	$10,629
1/31/2019	$11,361	$12,140	$10,742
2/28/2019	$11,500	$12,261	$10,736
3/31/2019	$11,639	$12,436	$10,942
4/30/2019	$11,688	$12,466	$10,945
5/31/2019	$11,712	$12,517	$11,139
6/30/2019	$12,129	$12,943	$11,279
7/31/2019	$12,294	$13,100	$11,304
8/31/2019	$12,249	$13,198	$11,597
9/30/2019	$12,226	$13,137	$11,535
10/31/2019	$12,295	$13,174	$11,570
11/30/2019	$12,247	$13,112	$11,564
12/31/2019	$12,529	$13,376	$11,556
1/31/2020	$12,717	$13,579	$11,778
2/29/2020	$12,596	$13,448	$11,990
3/31/2020	$10,610	$11,586	$11,920
4/30/2020	$10,919	$11,846	$12,132
5/31/2020	$11,635	$12,565	$12,188
6/30/2020	$12,063	$13,006	$12,265
7/31/2020	$12,468	$13,489	$12,448
8/31/2020	$12,581	$13,559	$12,348
9/30/2020	$12,308	$13,308	$12,341
10/31/2020	$12,324	$13,304	$12,286
11/30/2020	$12,855	$13,817	$12,406
12/31/2020	$13,115	$14,079	$12,423
1/31/2021	$12,956	$13,926	$12,334
2/28/2021	$12,649	$13,571	$12,156
3/31/2021	$12,491	$13,440	$12,005
4/30/2021	$12,758	$13,738	$12,099
5/31/2021	$12,902	$13,883	$12,139
6/30/2021	$12,968	$13,985	$12,224
7/31/2021	$13,009	$14,044	$12,361
8/31/2021	$13,125	$14,181	$12,337
9/30/2021	$12,810	$13,887	$12,230
10/31/2021	$12,826	$13,891	$12,227
11/30/2021	$12,511	$13,635	$12,263
12/31/2021	$12,707	$13,826	$12,232
1/31/2022	$12,362	$13,433	$11,968
2/28/2022	$11,682	$12,553	$11,835
3/31/2022	$11,646	$12,441	$11,506
4/30/2022	$10,960	$11,745	$11,069
5/31/2022	$10,999	$11,748	$11,141
6/30/2022	$10,276	$11,018	$10,966
7/31/2022	$10,604	$11,337	$11,234
8/31/2022	$10,511	$11,230	$10,917
9/30/2022	$9,811	$10,515	$10,445
10/31/2022	$9,825	$10,531	$10,310
11/30/2022	$10,616	$11,330	$10,689
12/31/2022	$10,684	$11,367	$10,641
1/31/2023	$11,021	$11,728	$10,968
2/28/2023	$10,738	$11,469	$10,684
3/31/2023	$10,805	$11,579	$10,956
4/30/2023	$10,872	$11,641	$11,022
5/31/2023	$10,803	$11,574	$10,902
6/30/2023	$11,011	$11,832	$10,863
7/31/2023	$11,225	$12,058	$10,856
8/31/2023	$11,026	$11,877	$10,786
9/30/2023	$10,739	$11,568	$10,512
10/31/2023	$10,595	$11,411	$10,346
11/30/2023	$11,178	$12,058	$10,815
12/31/2023	$11,762	$12,628	$11,229
1/31/2024	$11,587	$12,499	$11,198
2/29/2024	$11,721	$12,621	$11,040
3/31/2024	$11,973	$12,885	$11,142
4/30/2024	$11,769	$12,618	$10,860
5/31/2024	$11,938	$12,845	$11,044
6/30/2024	$11,994	$12,924	$11,149
7/31/2024	$12,193	$13,166	$11,409
8/31/2024	$12,481	$13,471	$11,573
9/30/2024	$12,714	$13,720	$11,728
10/31/2024	$12,548	$13,484	$11,437
11/30/2024	$12,666	$13,644	$11,558
12/31/2024	$12,564	$13,454	$11,369
1/31/2025	$12,773	$13,647	$11,430
2/28/2025	$12,951	$13,861	$11,681
3/31/2025	$12,758	$13,755	$11,685
4/30/2025	$12,666	$13,725	$11,731
5/31/2025	$12,815	$13,878	$11,647
6/30/2025	$13,148	$14,213	$11,826
7/31/2025	$13,329	$14,393	$11,795
8/31/2025	$13,543	$14,627	$11,936
9/30/2025	$13,788	$14,888	$12,067
10/31/2025	$14,095	$15,205	$12,142
11/30/2025	$14,153	$15,268	$12,217
12/31/2025	$14,238	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	13.33%	1.66%	3.60%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158193
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R4
Trading Symbol	LDMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 13.87%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,773	$9,982	$10,138
2/29/2016	$9,717	$10,172	$10,210
3/31/2016	$10,412	$10,504	$10,303
4/30/2016	$10,619	$10,690	$10,343
5/31/2016	$10,287	$10,671	$10,345
6/30/2016	$10,594	$11,031	$10,531
7/31/2016	$10,638	$11,230	$10,598
8/31/2016	$10,689	$11,431	$10,586
9/30/2016	$10,837	$11,477	$10,580
10/31/2016	$10,824	$11,334	$10,499
11/30/2016	$10,434	$10,870	$10,250
12/31/2016	$10,567	$11,015	$10,265
1/31/2017	$10,764	$11,174	$10,285
2/28/2017	$10,942	$11,398	$10,354
3/31/2017	$11,105	$11,441	$10,349
4/30/2017	$11,189	$11,611	$10,428
5/31/2017	$11,288	$11,714	$10,509
6/30/2017	$11,291	$11,697	$10,498
7/31/2017	$11,439	$11,795	$10,543
8/31/2017	$11,588	$12,004	$10,638
9/30/2017	$11,545	$12,006	$10,587
10/31/2017	$11,412	$12,050	$10,593
11/30/2017	$11,567	$12,056	$10,580
12/31/2017	$11,694	$12,145	$10,628
1/31/2018	$12,021	$12,140	$10,506
2/28/2018	$11,895	$11,898	$10,406
3/31/2018	$11,991	$11,933	$10,473
4/30/2018	$11,717	$11,759	$10,395
5/31/2018	$11,279	$11,649	$10,469
6/30/2018	$11,040	$11,510	$10,456
7/31/2018	$11,207	$11,804	$10,459
8/31/2018	$10,960	$11,600	$10,526
9/30/2018	$11,161	$11,775	$10,458
10/31/2018	$10,893	$11,521	$10,376
11/30/2018	$10,806	$11,473	$10,438
12/31/2018	$10,922	$11,627	$10,629
1/31/2019	$11,449	$12,140	$10,742
2/28/2019	$11,591	$12,261	$10,736
3/31/2019	$11,734	$12,436	$10,942
4/30/2019	$11,785	$12,466	$10,945
5/31/2019	$11,812	$12,517	$11,139
6/30/2019	$12,235	$12,943	$11,279
7/31/2019	$12,403	$13,100	$11,304
8/31/2019	$12,338	$13,198	$11,597
9/30/2019	$12,340	$13,137	$11,535
10/31/2019	$12,413	$13,174	$11,570
11/30/2019	$12,343	$13,112	$11,564
12/31/2019	$12,654	$13,376	$11,556
1/31/2020	$12,846	$13,579	$11,778
2/29/2020	$12,703	$13,448	$11,990
3/31/2020	$10,702	$11,586	$11,920
4/30/2020	$11,016	$11,846	$12,132
5/31/2020	$11,742	$12,565	$12,188
6/30/2020	$12,176	$13,006	$12,265
7/31/2020	$12,611	$13,489	$12,448
8/31/2020	$12,728	$13,559	$12,348
9/30/2020	$12,431	$13,308	$12,341
10/31/2020	$12,449	$13,304	$12,286
11/30/2020	$13,013	$13,817	$12,406
12/31/2020	$13,254	$14,079	$12,423
1/31/2021	$13,121	$13,926	$12,334
2/28/2021	$12,788	$13,571	$12,156
3/31/2021	$12,631	$13,440	$12,005
4/30/2021	$12,929	$13,738	$12,099
5/31/2021	$13,051	$13,883	$12,139
6/30/2021	$13,122	$13,985	$12,224
7/31/2021	$13,166	$14,044	$12,361
8/31/2021	$13,285	$14,181	$12,337
9/30/2021	$12,995	$13,887	$12,230
10/31/2021	$12,988	$13,891	$12,227
11/30/2021	$12,672	$13,635	$12,263
12/31/2021	$12,873	$13,826	$12,232
1/31/2022	$12,527	$13,433	$11,968
2/28/2022	$11,839	$12,553	$11,835
3/31/2022	$11,806	$12,441	$11,506
4/30/2022	$11,113	$11,745	$11,069
5/31/2022	$11,154	$11,748	$11,141
6/30/2022	$10,424	$11,018	$10,966
7/31/2022	$10,758	$11,337	$11,234
8/31/2022	$10,667	$11,230	$10,917
9/30/2022	$9,958	$10,515	$10,445
10/31/2022	$9,975	$10,531	$10,310
11/30/2022	$10,780	$11,330	$10,689
12/31/2022	$10,851	$11,367	$10,641
1/31/2023	$11,195	$11,728	$10,968
2/28/2023	$10,910	$11,469	$10,684
3/31/2023	$10,980	$11,579	$10,956
4/30/2023	$11,051	$11,641	$11,022
5/31/2023	$10,983	$11,574	$10,902
6/30/2023	$11,196	$11,832	$10,863
7/31/2023	$11,416	$12,058	$10,856
8/31/2023	$11,216	$11,877	$10,786
9/30/2023	$10,927	$11,568	$10,512
10/31/2023	$10,783	$11,411	$10,346
11/30/2023	$11,407	$12,058	$10,815
12/31/2023	$11,975	$12,628	$11,229
1/31/2024	$11,799	$12,499	$11,198
2/29/2024	$11,938	$12,621	$11,040
3/31/2024	$12,198	$12,885	$11,142
4/30/2024	$11,992	$12,618	$10,860
5/31/2024	$12,167	$12,845	$11,044
6/30/2024	$12,226	$12,924	$11,149
7/31/2024	$12,432	$13,166	$11,409
8/31/2024	$12,729	$13,471	$11,573
9/30/2024	$12,968	$13,720	$11,728
10/31/2024	$12,802	$13,484	$11,437
11/30/2024	$12,925	$13,644	$11,558
12/31/2024	$12,823	$13,454	$11,369
1/31/2025	$13,040	$13,647	$11,430
2/28/2025	$13,224	$13,861	$11,681
3/31/2025	$13,030	$13,755	$11,685
4/30/2025	$12,938	$13,725	$11,731
5/31/2025	$13,094	$13,878	$11,647
6/30/2025	$13,437	$14,213	$11,826
7/31/2025	$13,624	$14,393	$11,795
8/31/2025	$13,846	$14,627	$11,936
9/30/2025	$14,131	$14,888	$12,067
10/31/2025	$14,417	$15,205	$12,142
11/30/2025	$14,479	$15,268	$12,217
12/31/2025	$14,601	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	13.87%	1.96%	3.86%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158194
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R5
Trading Symbol	LDMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.15%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,774	$9,982	$10,138
2/29/2016	$9,740	$10,172	$10,210
3/31/2016	$10,419	$10,504	$10,303
4/30/2016	$10,628	$10,690	$10,343
5/31/2016	$10,297	$10,671	$10,345
6/30/2016	$10,608	$11,031	$10,531
7/31/2016	$10,655	$11,230	$10,598
8/31/2016	$10,708	$11,431	$10,586
9/30/2016	$10,859	$11,477	$10,580
10/31/2016	$10,847	$11,334	$10,499
11/30/2016	$10,459	$10,870	$10,250
12/31/2016	$10,594	$11,015	$10,265
1/31/2017	$10,795	$11,174	$10,285
2/28/2017	$10,975	$11,398	$10,354
3/31/2017	$11,142	$11,441	$10,349
4/30/2017	$11,229	$11,611	$10,428
5/31/2017	$11,331	$11,714	$10,509
6/30/2017	$11,337	$11,697	$10,498
7/31/2017	$11,487	$11,795	$10,543
8/31/2017	$11,640	$12,004	$10,638
9/30/2017	$11,598	$12,006	$10,587
10/31/2017	$11,468	$12,050	$10,593
11/30/2017	$11,626	$12,056	$10,580
12/31/2017	$11,756	$12,145	$10,628
1/31/2018	$12,089	$12,140	$10,506
2/28/2018	$11,964	$11,898	$10,406
3/31/2018	$12,064	$11,933	$10,473
4/30/2018	$11,790	$11,759	$10,395
5/31/2018	$11,373	$11,649	$10,469
6/30/2018	$11,135	$11,510	$10,456
7/31/2018	$11,283	$11,804	$10,459
8/31/2018	$11,059	$11,600	$10,526
9/30/2018	$11,264	$11,775	$10,458
10/31/2018	$10,996	$11,521	$10,376
11/30/2018	$10,888	$11,473	$10,438
12/31/2018	$11,030	$11,627	$10,629
1/31/2019	$11,542	$12,140	$10,742
2/28/2019	$11,688	$12,261	$10,736
3/31/2019	$11,834	$12,436	$10,942
4/30/2019	$11,889	$12,466	$10,945
5/31/2019	$11,918	$12,517	$11,139
6/30/2019	$12,347	$12,943	$11,279
7/31/2019	$12,520	$13,100	$11,304
8/31/2019	$12,480	$13,198	$11,597
9/30/2019	$12,462	$13,137	$11,535
10/31/2019	$12,538	$13,174	$11,570
11/30/2019	$12,494	$13,112	$11,564
12/31/2019	$12,787	$13,376	$11,556
1/31/2020	$12,984	$13,579	$11,778
2/29/2020	$12,865	$13,448	$11,990
3/31/2020	$10,842	$11,586	$11,920
4/30/2020	$11,162	$11,846	$12,132
5/31/2020	$11,899	$12,565	$12,188
6/30/2020	$12,342	$13,006	$12,265
7/31/2020	$12,761	$13,489	$12,448
8/31/2020	$12,883	$13,559	$12,348
9/30/2020	$12,610	$13,308	$12,341
10/31/2020	$12,631	$13,304	$12,286
11/30/2020	$13,181	$13,817	$12,406
12/31/2020	$13,454	$14,079	$12,423
1/31/2021	$13,296	$13,926	$12,334
2/28/2021	$12,987	$13,571	$12,156
3/31/2021	$12,830	$13,440	$12,005
4/30/2021	$13,111	$13,738	$12,099
5/31/2021	$13,264	$13,883	$12,139
6/30/2021	$13,338	$13,985	$12,224
7/31/2021	$13,386	$14,044	$12,361
8/31/2021	$13,511	$14,181	$12,337
9/30/2021	$13,193	$13,887	$12,230
10/31/2021	$13,215	$13,891	$12,227
11/30/2021	$12,897	$13,635	$12,263
12/31/2021	$13,104	$13,826	$12,232
1/31/2022	$12,755	$13,433	$11,968
2/28/2022	$12,058	$12,553	$11,835
3/31/2022	$12,027	$12,441	$11,506
4/30/2022	$11,324	$11,745	$11,069
5/31/2022	$11,368	$11,748	$11,141
6/30/2022	$10,626	$11,018	$10,966
7/31/2022	$10,969	$11,337	$11,234
8/31/2022	$10,878	$11,230	$10,917
9/30/2022	$10,158	$10,515	$10,445
10/31/2022	$10,177	$10,531	$10,310
11/30/2022	$11,001	$11,330	$10,689
12/31/2022	$11,077	$11,367	$10,641
1/31/2023	$11,430	$11,728	$10,968
2/28/2023	$11,141	$11,469	$10,684
3/31/2023	$11,215	$11,579	$10,956
4/30/2023	$11,290	$11,641	$11,022
5/31/2023	$11,223	$11,574	$10,902
6/30/2023	$11,444	$11,832	$10,863
7/31/2023	$11,671	$12,058	$10,856
8/31/2023	$11,469	$11,877	$10,786
9/30/2023	$11,176	$11,568	$10,512
10/31/2023	$11,030	$11,411	$10,346
11/30/2023	$11,671	$12,058	$10,815
12/31/2023	$12,255	$12,628	$11,229
1/31/2024	$12,077	$12,499	$11,198
2/29/2024	$12,222	$12,621	$11,040
3/31/2024	$12,491	$12,885	$11,142
4/30/2024	$12,284	$12,618	$10,860
5/31/2024	$12,465	$12,845	$11,044
6/30/2024	$12,529	$12,924	$11,149
7/31/2024	$12,743	$13,166	$11,409
8/31/2024	$13,049	$13,471	$11,573
9/30/2024	$13,297	$13,720	$11,728
10/31/2024	$13,130	$13,484	$11,437
11/30/2024	$13,290	$13,644	$11,558
12/31/2024	$13,157	$13,454	$11,369
1/31/2025	$13,383	$13,647	$11,430
2/28/2025	$13,575	$13,861	$11,681
3/31/2025	$13,410	$13,755	$11,685
4/30/2025	$13,287	$13,725	$11,731
5/31/2025	$13,450	$13,878	$11,647
6/30/2025	$13,804	$14,213	$11,826
7/31/2025	$14,000	$14,393	$11,795
8/31/2025	$14,231	$14,627	$11,936
9/30/2025	$14,527	$14,888	$12,067
10/31/2025	$14,823	$15,205	$12,142
11/30/2025	$14,891	$15,268	$12,217
12/31/2025	$15,020	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	14.15%	2.23%	4.15%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158195
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	LDMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.16%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 14.30% return of a securities market index with investment characteristics similar to those of the Fund, the JPM EMBI Global Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to Latin America, specifically Mexico and Argentina. Allocation to Asia, specifically India and Sri Lanka.

Top detractors from performance: Allocation to Middle East, specifically Jordan and Saudi Arabia. Allocation to Eastern Europe, Ukraine and Poland.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	JPM EMBI Global Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,775	$9,982	$10,138
2/29/2016	$9,742	$10,172	$10,210
3/31/2016	$10,422	$10,504	$10,303
4/30/2016	$10,633	$10,690	$10,343
5/31/2016	$10,303	$10,671	$10,345
6/30/2016	$10,614	$11,031	$10,531
7/31/2016	$10,662	$11,230	$10,598
8/31/2016	$10,716	$11,431	$10,586
9/30/2016	$10,867	$11,477	$10,580
10/31/2016	$10,857	$11,334	$10,499
11/30/2016	$10,468	$10,870	$10,250
12/31/2016	$10,604	$11,015	$10,265
1/31/2017	$10,826	$11,174	$10,285
2/28/2017	$10,986	$11,398	$10,354
3/31/2017	$11,154	$11,441	$10,349
4/30/2017	$11,241	$11,611	$10,428
5/31/2017	$11,343	$11,714	$10,509
6/30/2017	$11,349	$11,697	$10,498
7/31/2017	$11,499	$11,795	$10,543
8/31/2017	$11,652	$12,004	$10,638
9/30/2017	$11,611	$12,006	$10,587
10/31/2017	$11,480	$12,050	$10,593
11/30/2017	$11,639	$12,056	$10,580
12/31/2017	$11,769	$12,145	$10,628
1/31/2018	$12,102	$12,140	$10,506
2/28/2018	$11,977	$11,898	$10,406
3/31/2018	$12,077	$11,933	$10,473
4/30/2018	$11,803	$11,759	$10,395
5/31/2018	$11,386	$11,649	$10,469
6/30/2018	$11,147	$11,510	$10,456
7/31/2018	$11,295	$11,804	$10,459
8/31/2018	$11,071	$11,600	$10,526
9/30/2018	$11,277	$11,775	$10,458
10/31/2018	$11,009	$11,521	$10,376
11/30/2018	$10,900	$11,473	$10,438
12/31/2018	$11,043	$11,627	$10,629
1/31/2019	$11,555	$12,140	$10,742
2/28/2019	$11,724	$12,261	$10,736
3/31/2019	$11,871	$12,436	$10,942
4/30/2019	$11,926	$12,466	$10,945
5/31/2019	$11,932	$12,517	$11,139
6/30/2019	$12,385	$12,943	$11,279
7/31/2019	$12,535	$13,100	$11,304
8/31/2019	$12,495	$13,198	$11,597
9/30/2019	$12,477	$13,137	$11,535
10/31/2019	$12,577	$13,174	$11,570
11/30/2019	$12,508	$13,112	$11,564
12/31/2019	$12,826	$13,376	$11,556
1/31/2020	$12,999	$13,579	$11,778
2/29/2020	$12,881	$13,448	$11,990
3/31/2020	$10,855	$11,586	$11,920
4/30/2020	$11,176	$11,846	$12,132
5/31/2020	$11,914	$12,565	$12,188
6/30/2020	$12,358	$13,006	$12,265
7/31/2020	$12,802	$13,489	$12,448
8/31/2020	$12,924	$13,559	$12,348
9/30/2020	$12,625	$13,308	$12,341
10/31/2020	$12,646	$13,304	$12,286
11/30/2020	$13,222	$13,817	$12,406
12/31/2020	$13,469	$14,079	$12,423
1/31/2021	$13,337	$13,926	$12,334
2/28/2021	$13,001	$13,571	$12,156
3/31/2021	$12,844	$13,440	$12,005
4/30/2021	$13,150	$13,738	$12,099
5/31/2021	$13,277	$13,883	$12,139
6/30/2021	$13,351	$13,985	$12,224
7/31/2021	$13,399	$14,044	$12,361
8/31/2021	$13,524	$14,181	$12,337
9/30/2021	$13,232	$13,887	$12,230
10/31/2021	$13,227	$13,891	$12,227
11/30/2021	$12,908	$13,635	$12,263
12/31/2021	$13,116	$13,826	$12,232
1/31/2022	$12,766	$13,433	$11,968
2/28/2022	$12,068	$12,553	$11,835
3/31/2022	$12,036	$12,441	$11,506
4/30/2022	$11,333	$11,745	$11,069
5/31/2022	$11,377	$11,748	$11,141
6/30/2022	$10,635	$11,018	$10,966
7/31/2022	$10,978	$11,337	$11,234
8/31/2022	$10,887	$11,230	$10,917
9/30/2022	$10,167	$10,515	$10,445
10/31/2022	$10,185	$10,531	$10,310
11/30/2022	$11,010	$11,330	$10,689
12/31/2022	$11,085	$11,367	$10,641
1/31/2023	$11,440	$11,728	$10,968
2/28/2023	$11,150	$11,469	$10,684
3/31/2023	$11,225	$11,579	$10,956
4/30/2023	$11,299	$11,641	$11,022
5/31/2023	$11,233	$11,574	$10,902
6/30/2023	$11,453	$11,832	$10,863
7/31/2023	$11,680	$12,058	$10,856
8/31/2023	$11,478	$11,877	$10,786
9/30/2023	$11,185	$11,568	$10,512
10/31/2023	$11,039	$11,411	$10,346
11/30/2023	$11,681	$12,058	$10,815
12/31/2023	$12,266	$12,628	$11,229
1/31/2024	$12,117	$12,499	$11,198
2/29/2024	$12,233	$12,621	$11,040
3/31/2024	$12,501	$12,885	$11,142
4/30/2024	$12,293	$12,618	$10,860
5/31/2024	$12,475	$12,845	$11,044
6/30/2024	$12,539	$12,924	$11,149
7/31/2024	$12,753	$13,166	$11,409
8/31/2024	$13,060	$13,471	$11,573
9/30/2024	$13,308	$13,720	$11,728
10/31/2024	$13,140	$13,484	$11,437
11/30/2024	$13,301	$13,644	$11,558
12/31/2024	$13,168	$13,454	$11,369
1/31/2025	$13,393	$13,647	$11,430
2/28/2025	$13,585	$13,861	$11,681
3/31/2025	$13,420	$13,755	$11,685
4/30/2025	$13,297	$13,725	$11,731
5/31/2025	$13,460	$13,878	$11,647
6/30/2025	$13,815	$14,213	$11,826
7/31/2025	$14,011	$14,393	$11,795
8/31/2025	$14,242	$14,627	$11,936
9/30/2025	$14,539	$14,888	$12,067
10/31/2025	$14,836	$15,205	$12,142
11/30/2025	$14,904	$15,268	$12,217
12/31/2025	$15,033	$15,377	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	14.16%	2.22%	4.16%
JPM EMBI Global Diversified Index	14.30%	1.78%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 123,112,560
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 581,152
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$123,112,560
# of Portfolio Holdings	212
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$581,152

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Corporate Bonds	25.41%
Foreign Government Obligations	70.71%
Repurchase Agreements	3.88%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000132114
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class A
Trading Symbol	LCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.32%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$9,777	$10,000	$10,000
1/31/2016	$9,751	$9,964	$10,138
2/29/2016	$9,856	$10,067	$10,210
3/31/2016	$10,204	$10,389	$10,303
4/30/2016	$10,381	$10,568	$10,343
5/31/2016	$10,411	$10,591	$10,345
6/30/2016	$10,571	$10,780	$10,531
7/31/2016	$10,732	$10,951	$10,598
8/31/2016	$10,880	$11,095	$10,586
9/30/2016	$10,868	$11,111	$10,580
10/31/2016	$10,849	$11,110	$10,499
11/30/2016	$10,572	$10,880	$10,250
12/31/2016	$10,659	$10,965	$10,265
1/31/2017	$10,811	$11,101	$10,285
2/28/2017	$10,985	$11,256	$10,354
3/31/2017	$11,009	$11,291	$10,349
4/30/2017	$11,132	$11,418	$10,428
5/31/2017	$11,192	$11,491	$10,509
6/30/2017	$11,202	$11,514	$10,498
7/31/2017	$11,306	$11,605	$10,543
8/31/2017	$11,447	$11,717	$10,638
9/30/2017	$11,493	$11,757	$10,587
10/31/2017	$11,553	$11,797	$10,593
11/30/2017	$11,541	$11,801	$10,580
12/31/2017	$11,569	$11,838	$10,628
1/31/2018	$11,616	$11,846	$10,506
2/28/2018	$11,477	$11,727	$10,406
3/31/2018	$11,396	$11,705	$10,473
4/30/2018	$11,316	$11,628	$10,395
5/31/2018	$11,169	$11,546	$10,469
6/30/2018	$11,052	$11,498	$10,456
7/31/2018	$11,290	$11,664	$10,459
8/31/2018	$11,086	$11,539	$10,526
9/30/2018	$11,226	$11,648	$10,458
10/31/2018	$11,136	$11,578	$10,376
11/30/2018	$11,064	$11,560	$10,438
12/31/2018	$11,146	$11,643	$10,629
1/31/2019	$11,502	$11,959	$10,742
2/28/2019	$11,650	$12,088	$10,736
3/31/2019	$11,750	$12,242	$10,942
4/30/2019	$11,850	$12,338	$10,945
5/31/2019	$11,849	$12,398	$11,139
6/30/2019	$12,172	$12,671	$11,279
7/31/2019	$12,305	$12,784	$11,304
8/31/2019	$12,207	$12,801	$11,597
9/30/2019	$12,341	$12,881	$11,535
10/31/2019	$12,432	$12,991	$11,570
11/30/2019	$12,460	$13,040	$11,564
12/31/2019	$12,658	$13,167	$11,556
1/31/2020	$12,790	$13,369	$11,778
2/29/2020	$12,701	$13,367	$11,990
3/31/2020	$11,015	$11,828	$11,920
4/30/2020	$11,511	$12,312	$12,132
5/31/2020	$12,006	$12,794	$12,188
6/30/2020	$12,339	$13,146	$12,265
7/31/2020	$12,674	$13,451	$12,448
8/31/2020	$12,807	$13,572	$12,348
9/30/2020	$12,690	$13,507	$12,341
10/31/2020	$12,749	$13,541	$12,286
11/30/2020	$13,170	$13,902	$12,406
12/31/2020	$13,389	$14,106	$12,423
1/31/2021	$13,363	$14,096	$12,334
2/28/2021	$13,330	$14,082	$12,156
3/31/2021	$13,168	$13,993	$12,005
4/30/2021	$13,238	$14,076	$12,099
5/31/2021	$13,333	$14,167	$12,139
6/30/2021	$13,410	$14,286	$12,224
7/31/2021	$13,433	$14,317	$12,361
8/31/2021	$13,550	$14,418	$12,337
9/30/2021	$13,460	$14,322	$12,230
10/31/2021	$13,403	$14,255	$12,227
11/30/2021	$13,268	$14,177	$12,263
12/31/2021	$13,337	$14,234	$12,232
1/31/2022	$13,098	$13,996	$11,968
2/28/2022	$12,521	$13,318	$11,835
3/31/2022	$12,297	$12,979	$11,506
4/30/2022	$11,932	$12,712	$11,069
5/31/2022	$11,861	$12,637	$11,141
6/30/2022	$11,422	$12,250	$10,966
7/31/2022	$11,620	$12,378	$11,234
8/31/2022	$11,695	$12,401	$10,917
9/30/2022	$11,181	$11,926	$10,445
10/31/2022	$11,019	$11,681	$10,310
11/30/2022	$11,647	$12,299	$10,689
12/31/2022	$11,844	$12,489	$10,641
1/31/2023	$12,204	$12,869	$10,968
2/28/2023	$11,927	$12,663	$10,684
3/31/2023	$11,985	$12,768	$10,956
4/30/2023	$12,080	$12,881	$11,022
5/31/2023	$11,969	$12,805	$10,902
6/30/2023	$12,063	$12,944	$10,863
7/31/2023	$12,179	$13,070	$10,856
8/31/2023	$12,058	$13,012	$10,786
9/30/2023	$11,973	$12,911	$10,512
10/31/2023	$11,793	$12,753	$10,346
11/30/2023	$12,269	$13,218	$10,815
12/31/2023	$12,669	$13,623	$11,229
1/31/2024	$12,693	$13,703	$11,198
2/29/2024	$12,787	$13,801	$11,040
3/31/2024	$12,931	$13,939	$11,142
4/30/2024	$12,791	$13,816	$10,860
5/31/2024	$12,985	$14,017	$11,044
6/30/2024	$13,060	$14,147	$11,149
7/31/2024	$13,245	$14,359	$11,409
8/31/2024	$13,433	$14,602	$11,573
9/30/2024	$13,630	$14,781	$11,728
10/31/2024	$13,516	$14,654	$11,437
11/30/2024	$13,572	$14,742	$11,558
12/31/2024	$13,495	$14,662	$11,369
1/31/2025	$13,612	$14,779	$11,430
2/28/2025	$13,802	$15,008	$11,681
3/31/2025	$13,789	$15,018	$11,685
4/30/2025	$13,703	$14,953	$11,731
5/31/2025	$13,802	$15,044	$11,647
6/30/2025	$14,006	$15,254	$11,826
7/31/2025	$14,138	$15,392	$11,795
8/31/2025	$14,302	$15,590	$11,936
9/30/2025	$14,478	$15,739	$12,067
10/31/2025	$14,540	$15,828	$12,142
11/30/2025	$14,548	$15,866	$12,217
12/31/2025	$14,617	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.32%	1.77%	4.10%
Class A with sales charge	5.84%	1.31%	3.87%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000132115
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class C
Trading Symbol	LEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.66%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.66%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,968	$9,964	$10,138
2/29/2016	$10,070	$10,067	$10,210
3/31/2016	$10,420	$10,389	$10,303
4/30/2016	$10,595	$10,568	$10,343
5/31/2016	$10,620	$10,591	$10,345
6/30/2016	$10,785	$10,780	$10,531
7/31/2016	$10,943	$10,951	$10,598
8/31/2016	$11,080	$11,095	$10,586
9/30/2016	$11,062	$11,111	$10,580
10/31/2016	$11,036	$11,110	$10,499
11/30/2016	$10,748	$10,880	$10,250
12/31/2016	$10,823	$10,965	$10,265
1/31/2017	$10,978	$11,101	$10,285
2/28/2017	$11,149	$11,256	$10,354
3/31/2017	$11,167	$11,291	$10,349
4/30/2017	$11,286	$11,418	$10,428
5/31/2017	$11,339	$11,491	$10,509
6/30/2017	$11,343	$11,514	$10,498
7/31/2017	$11,442	$11,605	$10,543
8/31/2017	$11,577	$11,717	$10,638
9/30/2017	$11,616	$11,757	$10,587
10/31/2017	$11,671	$11,797	$10,593
11/30/2017	$11,651	$11,801	$10,580
12/31/2017	$11,673	$11,838	$10,628
1/31/2018	$11,714	$11,846	$10,506
2/28/2018	$11,568	$11,727	$10,406
3/31/2018	$11,481	$11,705	$10,473
4/30/2018	$11,394	$11,628	$10,395
5/31/2018	$11,239	$11,546	$10,469
6/30/2018	$11,115	$11,498	$10,456
7/31/2018	$11,348	$11,664	$10,459
8/31/2018	$11,137	$11,539	$10,526
9/30/2018	$11,272	$11,648	$10,458
10/31/2018	$11,175	$11,578	$10,376
11/30/2018	$11,097	$11,560	$10,438
12/31/2018	$11,174	$11,643	$10,629
1/31/2019	$11,524	$11,959	$10,742
2/28/2019	$11,666	$12,088	$10,736
3/31/2019	$11,761	$12,242	$10,942
4/30/2019	$11,855	$12,338	$10,945
5/31/2019	$11,847	$12,398	$11,139
6/30/2019	$12,164	$12,671	$11,279
7/31/2019	$12,291	$12,784	$11,304
8/31/2019	$12,186	$12,801	$11,597
9/30/2019	$12,313	$12,881	$11,535
10/31/2019	$12,398	$12,991	$11,570
11/30/2019	$12,419	$13,040	$11,564
12/31/2019	$12,609	$13,167	$11,556
1/31/2020	$12,734	$13,369	$11,778
2/29/2020	$12,639	$13,367	$11,990
3/31/2020	$10,955	$11,828	$11,920
4/30/2020	$11,442	$12,312	$12,132
5/31/2020	$11,928	$12,794	$12,188
6/30/2020	$12,252	$13,146	$12,265
7/31/2020	$12,577	$13,451	$12,448
8/31/2020	$12,702	$13,572	$12,348
9/30/2020	$12,579	$13,507	$12,341
10/31/2020	$12,631	$13,541	$12,286
11/30/2020	$13,041	$13,902	$12,406
12/31/2020	$13,251	$14,106	$12,423
1/31/2021	$13,218	$14,096	$12,334
2/28/2021	$13,179	$14,082	$12,156
3/31/2021	$13,012	$13,993	$12,005
4/30/2021	$13,075	$14,076	$12,099
5/31/2021	$13,162	$14,167	$12,139
6/30/2021	$13,240	$14,286	$12,224
7/31/2021	$13,247	$14,317	$12,361
8/31/2021	$13,355	$14,418	$12,337
9/30/2021	$13,260	$14,322	$12,230
10/31/2021	$13,196	$14,255	$12,227
11/30/2021	$13,058	$14,177	$12,263
12/31/2021	$13,126	$14,234	$12,232
1/31/2022	$12,876	$13,996	$11,968
2/28/2022	$12,312	$13,318	$11,835
3/31/2022	$12,076	$12,979	$11,506
4/30/2022	$11,712	$12,712	$11,069
5/31/2022	$11,636	$12,637	$11,141
6/30/2022	$11,199	$12,250	$10,966
7/31/2022	$11,387	$12,378	$11,234
8/31/2022	$11,455	$12,401	$10,917
9/30/2022	$10,946	$11,926	$10,445
10/31/2022	$10,781	$11,681	$10,310
11/30/2022	$11,390	$12,299	$10,689
12/31/2022	$11,586	$12,489	$10,641
1/31/2023	$11,922	$12,869	$10,968
2/28/2023	$11,646	$12,663	$10,684
3/31/2023	$11,697	$12,768	$10,956
4/30/2023	$11,783	$12,881	$11,022
5/31/2023	$11,669	$12,805	$10,902
6/30/2023	$11,755	$12,944	$10,863
7/31/2023	$11,861	$13,070	$10,856
8/31/2023	$11,738	$13,012	$10,786
9/30/2023	$11,649	$12,911	$10,512
10/31/2023	$11,477	$12,753	$10,346
11/30/2023	$11,924	$13,218	$10,815
12/31/2023	$12,306	$13,623	$11,229
1/31/2024	$12,323	$13,703	$11,198
2/29/2024	$12,408	$13,801	$11,040
3/31/2024	$12,541	$13,939	$11,142
4/30/2024	$12,399	$13,816	$10,860
5/31/2024	$12,579	$14,017	$11,044
6/30/2024	$12,646	$14,147	$11,149
7/31/2024	$12,818	$14,359	$11,409
8/31/2024	$12,992	$14,602	$11,573
9/30/2024	$13,186	$14,781	$11,728
10/31/2024	$13,059	$14,654	$11,437
11/30/2024	$13,106	$14,742	$11,558
12/31/2024	$13,025	$14,662	$11,369
1/31/2025	$13,140	$14,779	$11,430
2/28/2025	$13,317	$15,008	$11,681
3/31/2025	$13,298	$15,018	$11,685
4/30/2025	$13,199	$14,953	$11,731
5/31/2025	$13,288	$15,044	$11,647
6/30/2025	$13,477	$15,254	$11,826
7/31/2025	$13,597	$15,392	$11,795
8/31/2025	$13,758	$15,590	$11,936
9/30/2025	$13,911	$15,739	$12,067
10/31/2025	$13,963	$15,828	$12,142
11/30/2025	$13,964	$15,866	$12,217
12/31/2025	$14,023	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.66%	1.14%	3.44%
Class C with sales charge	6.66%	1.14%	3.44%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000132116
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F
Trading Symbol	LCDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.42%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,981	$9,964	$10,138
2/29/2016	$10,089	$10,067	$10,210
3/31/2016	$10,446	$10,389	$10,303
4/30/2016	$10,620	$10,568	$10,343
5/31/2016	$10,651	$10,591	$10,345
6/30/2016	$10,822	$10,780	$10,531
7/31/2016	$10,988	$10,951	$10,598
8/31/2016	$11,140	$11,095	$10,586
9/30/2016	$11,121	$11,111	$10,580
10/31/2016	$11,102	$11,110	$10,499
11/30/2016	$10,819	$10,880	$10,250
12/31/2016	$10,910	$10,965	$10,265
1/31/2017	$11,066	$11,101	$10,285
2/28/2017	$11,252	$11,256	$10,354
3/31/2017	$11,271	$11,291	$10,349
4/30/2017	$11,405	$11,418	$10,428
5/31/2017	$11,467	$11,491	$10,509
6/30/2017	$11,472	$11,514	$10,498
7/31/2017	$11,579	$11,605	$10,543
8/31/2017	$11,724	$11,717	$10,638
9/30/2017	$11,771	$11,757	$10,587
10/31/2017	$11,835	$11,797	$10,593
11/30/2017	$11,830	$11,801	$10,580
12/31/2017	$11,860	$11,838	$10,628
1/31/2018	$11,901	$11,846	$10,506
2/28/2018	$11,759	$11,727	$10,406
3/31/2018	$11,678	$11,705	$10,473
4/30/2018	$11,605	$11,628	$10,395
5/31/2018	$11,454	$11,546	$10,469
6/30/2018	$11,335	$11,498	$10,456
7/31/2018	$11,572	$11,664	$10,459
8/31/2018	$11,372	$11,539	$10,526
9/30/2018	$11,516	$11,648	$10,458
10/31/2018	$11,417	$11,578	$10,376
11/30/2018	$11,352	$11,560	$10,438
12/31/2018	$11,430	$11,643	$10,629
1/31/2019	$11,796	$11,959	$10,742
2/28/2019	$11,955	$12,088	$10,736
3/31/2019	$12,051	$12,242	$10,942
4/30/2019	$12,155	$12,338	$10,945
5/31/2019	$12,163	$12,398	$11,139
6/30/2019	$12,487	$12,671	$11,279
7/31/2019	$12,633	$12,784	$11,304
8/31/2019	$12,525	$12,801	$11,597
9/30/2019	$12,672	$12,881	$11,535
10/31/2019	$12,758	$12,991	$11,570
11/30/2019	$12,787	$13,040	$11,564
12/31/2019	$12,991	$13,167	$11,556
1/31/2020	$13,128	$13,369	$11,778
2/29/2020	$13,037	$13,367	$11,990
3/31/2020	$11,307	$11,828	$11,920
4/30/2020	$11,817	$12,312	$12,132
5/31/2020	$12,335	$12,794	$12,188
6/30/2020	$12,669	$13,146	$12,265
7/31/2020	$13,022	$13,451	$12,448
8/31/2020	$13,152	$13,572	$12,348
9/30/2020	$13,041	$13,507	$12,341
10/31/2020	$13,094	$13,541	$12,286
11/30/2020	$13,528	$13,902	$12,406
12/31/2020	$13,754	$14,106	$12,423
1/31/2021	$13,728	$14,096	$12,334
2/28/2021	$13,695	$14,082	$12,156
3/31/2021	$13,539	$13,993	$12,005
4/30/2021	$13,612	$14,076	$12,099
5/31/2021	$13,702	$14,167	$12,139
6/30/2021	$13,791	$14,286	$12,224
7/31/2021	$13,807	$14,317	$12,361
8/31/2021	$13,928	$14,418	$12,337
9/30/2021	$13,837	$14,322	$12,230
10/31/2021	$13,788	$14,255	$12,227
11/30/2021	$13,642	$14,177	$12,263
12/31/2021	$13,722	$14,234	$12,232
1/31/2022	$13,469	$13,996	$11,968
2/28/2022	$12,886	$13,318	$11,835
3/31/2022	$12,656	$12,979	$11,506
4/30/2022	$12,273	$12,712	$11,069
5/31/2022	$12,201	$12,637	$11,141
6/30/2022	$11,750	$12,250	$10,966
7/31/2022	$11,955	$12,378	$11,234
8/31/2022	$12,033	$12,401	$10,917
9/30/2022	$11,506	$11,926	$10,445
10/31/2022	$11,339	$11,681	$10,310
11/30/2022	$11,997	$12,299	$10,689
12/31/2022	$12,200	$12,489	$10,641
1/31/2023	$12,571	$12,869	$10,968
2/28/2023	$12,278	$12,663	$10,684
3/31/2023	$12,338	$12,768	$10,956
4/30/2023	$12,437	$12,881	$11,022
5/31/2023	$12,324	$12,805	$10,902
6/30/2023	$12,431	$12,944	$10,863
7/31/2023	$12,542	$13,070	$10,856
8/31/2023	$12,418	$13,012	$10,786
9/30/2023	$12,332	$12,911	$10,512
10/31/2023	$12,158	$12,753	$10,346
11/30/2023	$12,648	$13,218	$10,815
12/31/2023	$13,061	$13,623	$11,229
1/31/2024	$13,077	$13,703	$11,198
2/29/2024	$13,176	$13,801	$11,040
3/31/2024	$13,325	$13,939	$11,142
4/30/2024	$13,182	$13,816	$10,860
5/31/2024	$13,382	$14,017	$11,044
6/30/2024	$13,462	$14,147	$11,149
7/31/2024	$13,664	$14,359	$11,409
8/31/2024	$13,848	$14,602	$11,573
9/30/2024	$14,063	$14,781	$11,728
10/31/2024	$13,935	$14,654	$11,437
11/30/2024	$13,995	$14,742	$11,558
12/31/2024	$13,916	$14,662	$11,369
1/31/2025	$14,048	$14,779	$11,430
2/28/2025	$14,245	$15,008	$11,681
3/31/2025	$14,233	$15,018	$11,685
4/30/2025	$14,146	$14,953	$11,731
5/31/2025	$14,239	$15,044	$11,647
6/30/2025	$14,450	$15,254	$11,826
7/31/2025	$14,587	$15,392	$11,795
8/31/2025	$14,769	$15,590	$11,936
9/30/2025	$14,941	$15,739	$12,067
10/31/2025	$15,006	$15,828	$12,142
11/30/2025	$15,027	$15,866	$12,217
12/31/2025	$15,088	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	8.42%	1.87%	4.20%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188268
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F3
Trading Symbol	LCDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.63%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,097	$10,095	$10,051
5/31/2017	$10,154	$10,159	$10,128
6/30/2017	$10,167	$10,180	$10,118
7/31/2017	$10,265	$10,260	$10,162
8/31/2017	$10,396	$10,359	$10,253
9/30/2017	$10,440	$10,395	$10,204
10/31/2017	$10,499	$10,430	$10,210
11/30/2017	$10,492	$10,433	$10,197
12/31/2017	$10,521	$10,466	$10,244
1/31/2018	$10,567	$10,473	$10,126
2/28/2018	$10,444	$10,368	$10,030
3/31/2018	$10,375	$10,348	$10,094
4/30/2018	$10,305	$10,280	$10,019
5/31/2018	$10,173	$10,208	$10,091
6/30/2018	$10,069	$10,165	$10,078
7/31/2018	$10,289	$10,313	$10,080
8/31/2018	$10,106	$10,201	$10,145
9/30/2018	$10,236	$10,298	$10,080
10/31/2018	$10,156	$10,237	$10,000
11/30/2018	$10,094	$10,220	$10,060
12/31/2018	$10,172	$10,294	$10,245
1/31/2019	$10,500	$10,573	$10,354
2/28/2019	$10,637	$10,687	$10,348
3/31/2019	$10,732	$10,824	$10,546
4/30/2019	$10,827	$10,908	$10,549
5/31/2019	$10,828	$10,961	$10,736
6/30/2019	$11,127	$11,203	$10,871
7/31/2019	$11,252	$11,303	$10,895
8/31/2019	$11,165	$11,317	$11,177
9/30/2019	$11,291	$11,389	$11,118
10/31/2019	$11,378	$11,485	$11,151
11/30/2019	$11,406	$11,529	$11,146
12/31/2019	$11,590	$11,641	$11,138
1/31/2020	$11,714	$11,820	$11,352
2/29/2020	$11,636	$11,818	$11,557
3/31/2020	$10,095	$10,457	$11,489
4/30/2020	$10,552	$10,885	$11,693
5/31/2020	$11,010	$11,311	$11,747
6/30/2020	$11,318	$11,622	$11,821
7/31/2020	$11,629	$11,892	$11,998
8/31/2020	$11,755	$11,999	$11,901
9/30/2020	$11,651	$11,941	$11,894
10/31/2020	$11,709	$11,972	$11,841
11/30/2020	$12,099	$12,291	$11,958
12/31/2020	$12,304	$12,471	$11,974
1/31/2021	$12,284	$12,463	$11,888
2/28/2021	$12,258	$12,450	$11,716
3/31/2021	$12,113	$12,371	$11,570
4/30/2021	$12,181	$12,445	$11,662
5/31/2021	$12,272	$12,525	$11,700
6/30/2021	$12,347	$12,630	$11,782
7/31/2021	$12,372	$12,658	$11,914
8/31/2021	$12,483	$12,747	$11,891
9/30/2021	$12,404	$12,662	$11,788
10/31/2021	$12,355	$12,603	$11,785
11/30/2021	$12,236	$12,534	$11,820
12/31/2021	$12,302	$12,585	$11,789
1/31/2022	$12,086	$12,374	$11,535
2/28/2022	$11,565	$11,775	$11,407
3/31/2022	$11,353	$11,475	$11,090
4/30/2022	$11,020	$11,239	$10,669
5/31/2022	$10,957	$11,172	$10,738
6/30/2022	$10,555	$10,830	$10,569
7/31/2022	$10,741	$10,944	$10,828
8/31/2022	$10,814	$10,964	$10,522
9/30/2022	$10,342	$10,544	$10,067
10/31/2022	$10,194	$10,328	$9,937
11/30/2022	$10,779	$10,874	$10,302
12/31/2022	$10,964	$11,041	$10,256
1/31/2023	$11,300	$11,377	$10,571
2/28/2023	$11,047	$11,195	$10,298
3/31/2023	$11,104	$11,288	$10,559
4/30/2023	$11,195	$11,388	$10,623
5/31/2023	$11,095	$11,321	$10,508
6/30/2023	$11,186	$11,444	$10,470
7/31/2023	$11,297	$11,555	$10,463
8/31/2023	$11,189	$11,504	$10,396
9/30/2023	$11,113	$11,414	$10,132
10/31/2023	$10,950	$11,275	$9,972
11/30/2023	$11,394	$11,686	$10,424
12/31/2023	$11,769	$12,044	$10,823
1/31/2024	$11,795	$12,115	$10,793
2/29/2024	$11,886	$12,202	$10,640
3/31/2024	$12,024	$12,324	$10,739
4/30/2024	$11,897	$12,215	$10,467
5/31/2024	$12,080	$12,393	$10,645
6/30/2024	$12,145	$12,508	$10,746
7/31/2024	$12,330	$12,695	$10,997
8/31/2024	$12,508	$12,910	$11,155
9/30/2024	$12,695	$13,068	$11,304
10/31/2024	$12,591	$12,956	$11,024
11/30/2024	$12,646	$13,034	$11,140
12/31/2024	$12,577	$12,963	$10,958
1/31/2025	$12,689	$13,066	$11,016
2/28/2025	$12,869	$13,269	$11,258
3/31/2025	$12,861	$13,277	$11,263
4/30/2025	$12,784	$13,220	$11,307
5/31/2025	$12,879	$13,301	$11,226
6/30/2025	$13,073	$13,486	$11,399
7/31/2025	$13,198	$13,609	$11,368
8/31/2025	$13,355	$13,784	$11,504
9/30/2025	$13,523	$13,915	$11,630
10/31/2025	$13,583	$13,994	$11,703
11/30/2025	$13,595	$14,027	$11,775
12/31/2025	$13,662	$14,094	$11,758

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.63%	2.12%	3.63%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.87%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000132117
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class I
Trading Symbol	LCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.53%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,975	$9,964	$10,138
2/29/2016	$10,085	$10,067	$10,210
3/31/2016	$10,450	$10,389	$10,303
4/30/2016	$10,625	$10,568	$10,343
5/31/2016	$10,658	$10,591	$10,345
6/30/2016	$10,824	$10,780	$10,531
7/31/2016	$10,998	$10,951	$10,598
8/31/2016	$11,144	$11,095	$10,586
9/30/2016	$11,133	$11,111	$10,580
10/31/2016	$11,116	$11,110	$10,499
11/30/2016	$10,833	$10,880	$10,250
12/31/2016	$10,918	$10,965	$10,265
1/31/2017	$11,082	$11,101	$10,285
2/28/2017	$11,263	$11,256	$10,354
3/31/2017	$11,290	$11,291	$10,349
4/30/2017	$11,418	$11,418	$10,428
5/31/2017	$11,481	$11,491	$10,509
6/30/2017	$11,494	$11,514	$10,498
7/31/2017	$11,603	$11,605	$10,543
8/31/2017	$11,750	$11,717	$10,638
9/30/2017	$11,798	$11,757	$10,587
10/31/2017	$11,862	$11,797	$10,593
11/30/2017	$11,852	$11,801	$10,580
12/31/2017	$11,883	$11,838	$10,628
1/31/2018	$11,932	$11,846	$10,506
2/28/2018	$11,791	$11,727	$10,406
3/31/2018	$11,710	$11,705	$10,473
4/30/2018	$11,630	$11,628	$10,395
5/31/2018	$11,481	$11,546	$10,469
6/30/2018	$11,362	$11,498	$10,456
7/31/2018	$11,609	$11,664	$10,459
8/31/2018	$11,401	$11,539	$10,526
9/30/2018	$11,547	$11,648	$10,458
10/31/2018	$11,457	$11,578	$10,376
11/30/2018	$11,384	$11,560	$10,438
12/31/2018	$11,471	$11,643	$10,629
1/31/2019	$11,832	$11,959	$10,742
2/28/2019	$11,986	$12,088	$10,736
3/31/2019	$12,091	$12,242	$10,942
4/30/2019	$12,196	$12,338	$10,945
5/31/2019	$12,196	$12,398	$11,139
6/30/2019	$12,530	$12,671	$11,279
7/31/2019	$12,669	$12,784	$11,304
8/31/2019	$12,570	$12,801	$11,597
9/30/2019	$12,709	$12,881	$11,535
10/31/2019	$12,805	$12,991	$11,570
11/30/2019	$12,835	$13,040	$11,564
12/31/2019	$13,041	$13,167	$11,556
1/31/2020	$13,179	$13,369	$11,778
2/29/2020	$13,089	$13,367	$11,990
3/31/2020	$11,343	$11,828	$11,920
4/30/2020	$11,857	$12,312	$12,132
5/31/2020	$12,378	$12,794	$12,188
6/30/2020	$12,722	$13,146	$12,265
7/31/2020	$13,069	$13,451	$12,448
8/31/2020	$13,200	$13,572	$12,348
9/30/2020	$13,090	$13,507	$12,341
10/31/2020	$13,144	$13,541	$12,286
11/30/2020	$13,581	$13,902	$12,406
12/31/2020	$13,810	$14,106	$12,423
1/31/2021	$13,785	$14,096	$12,334
2/28/2021	$13,753	$14,082	$12,156
3/31/2021	$13,597	$13,993	$12,005
4/30/2021	$13,671	$14,076	$12,099
5/31/2021	$13,763	$14,167	$12,139
6/30/2021	$13,854	$14,286	$12,224
7/31/2021	$13,871	$14,317	$12,361
8/31/2021	$13,993	$14,418	$12,337
9/30/2021	$13,903	$14,322	$12,230
10/31/2021	$13,855	$14,255	$12,227
11/30/2021	$13,709	$14,177	$12,263
12/31/2021	$13,790	$14,234	$12,232
1/31/2022	$13,536	$13,996	$11,968
2/28/2022	$12,951	$13,318	$11,835
3/31/2022	$12,711	$12,979	$11,506
4/30/2022	$12,336	$12,712	$11,069
5/31/2022	$12,264	$12,637	$11,141
6/30/2022	$11,811	$12,250	$10,966
7/31/2022	$12,019	$12,378	$11,234
8/31/2022	$12,098	$12,401	$10,917
9/30/2022	$11,568	$11,926	$10,445
10/31/2022	$11,402	$11,681	$10,310
11/30/2022	$12,055	$12,299	$10,689
12/31/2022	$12,271	$12,489	$10,641
1/31/2023	$12,636	$12,869	$10,968
2/28/2023	$12,351	$12,663	$10,684
3/31/2023	$12,413	$12,768	$10,956
4/30/2023	$12,504	$12,881	$11,022
5/31/2023	$12,400	$12,805	$10,902
6/30/2023	$12,500	$12,944	$10,863
7/31/2023	$12,622	$13,070	$10,856
8/31/2023	$12,499	$13,012	$10,786
9/30/2023	$12,413	$12,911	$10,512
10/31/2023	$12,228	$12,753	$10,346
11/30/2023	$12,724	$13,218	$10,815
12/31/2023	$13,141	$13,623	$11,229
1/31/2024	$13,168	$13,703	$11,198
2/29/2024	$13,268	$13,801	$11,040
3/31/2024	$13,420	$13,939	$11,142
4/30/2024	$13,276	$13,816	$10,860
5/31/2024	$13,470	$14,017	$11,044
6/30/2024	$13,550	$14,147	$11,149
7/31/2024	$13,755	$14,359	$11,409
8/31/2024	$13,953	$14,602	$11,573
9/30/2024	$14,160	$14,781	$11,728
10/31/2024	$14,043	$14,654	$11,437
11/30/2024	$14,093	$14,742	$11,558
12/31/2024	$14,026	$14,662	$11,369
1/31/2025	$14,150	$14,779	$11,430
2/28/2025	$14,350	$15,008	$11,681
3/31/2025	$14,339	$15,018	$11,685
4/30/2025	$14,252	$14,953	$11,731
5/31/2025	$14,358	$15,044	$11,647
6/30/2025	$14,572	$15,254	$11,826
7/31/2025	$14,712	$15,392	$11,795
8/31/2025	$14,886	$15,590	$11,936
9/30/2025	$15,072	$15,739	$12,067
10/31/2025	$15,138	$15,828	$12,142
11/30/2025	$15,149	$15,866	$12,217
12/31/2025	$15,223	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	8.53%	1.97%	4.29%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000132119
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R3
Trading Symbol	LCDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.99%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,975	$9,964	$10,138
2/29/2016	$10,085	$10,067	$10,210
3/31/2016	$10,443	$10,389	$10,303
4/30/2016	$10,625	$10,568	$10,343
5/31/2016	$10,658	$10,591	$10,345
6/30/2016	$10,824	$10,780	$10,531
7/31/2016	$10,991	$10,951	$10,598
8/31/2016	$11,144	$11,095	$10,586
9/30/2016	$11,134	$11,111	$10,580
10/31/2016	$11,116	$11,110	$10,499
11/30/2016	$10,833	$10,880	$10,250
12/31/2016	$10,918	$10,965	$10,265
1/31/2017	$11,082	$11,101	$10,285
2/28/2017	$11,263	$11,256	$10,354
3/31/2017	$11,290	$11,291	$10,349
4/30/2017	$11,418	$11,418	$10,428
5/31/2017	$11,481	$11,491	$10,509
6/30/2017	$11,487	$11,514	$10,498
7/31/2017	$11,603	$11,605	$10,543
8/31/2017	$11,743	$11,717	$10,638
9/30/2017	$11,798	$11,757	$10,587
10/31/2017	$11,855	$11,797	$10,593
11/30/2017	$11,852	$11,801	$10,580
12/31/2017	$11,883	$11,838	$10,628
1/31/2018	$11,925	$11,846	$10,506
2/28/2018	$11,791	$11,727	$10,406
3/31/2018	$11,703	$11,705	$10,473
4/30/2018	$11,631	$11,628	$10,395
5/31/2018	$11,481	$11,546	$10,469
6/30/2018	$11,362	$11,498	$10,456
7/31/2018	$11,609	$11,664	$10,459
8/31/2018	$11,402	$11,539	$10,526
9/30/2018	$11,548	$11,648	$10,458
10/31/2018	$11,449	$11,578	$10,376
11/30/2018	$11,385	$11,560	$10,438
12/31/2018	$11,464	$11,643	$10,629
1/31/2019	$11,835	$11,959	$10,742
2/28/2019	$11,984	$12,088	$10,736
3/31/2019	$12,084	$12,242	$10,942
4/30/2019	$12,177	$12,338	$10,945
5/31/2019	$12,180	$12,398	$11,139
6/30/2019	$12,509	$12,671	$11,279
7/31/2019	$12,643	$12,784	$11,304
8/31/2019	$12,539	$12,801	$11,597
9/30/2019	$12,673	$12,881	$11,535
10/31/2019	$12,756	$12,991	$11,570
11/30/2019	$12,789	$13,040	$11,564
12/31/2019	$12,989	$13,167	$11,556
1/31/2020	$13,113	$13,369	$11,778
2/29/2020	$13,027	$13,367	$11,990
3/31/2020	$11,286	$11,828	$11,920
4/30/2020	$11,801	$12,312	$12,132
5/31/2020	$12,305	$12,794	$12,188
6/30/2020	$12,643	$13,146	$12,265
7/31/2020	$12,983	$13,451	$12,448
8/31/2020	$13,116	$13,572	$12,348
9/30/2020	$12,993	$13,507	$12,341
10/31/2020	$13,050	$13,541	$12,286
11/30/2020	$13,469	$13,902	$12,406
12/31/2020	$13,699	$14,106	$12,423
1/31/2021	$13,669	$14,096	$12,334
2/28/2021	$13,632	$14,082	$12,156
3/31/2021	$13,463	$13,993	$12,005
4/30/2021	$13,531	$14,076	$12,099
5/31/2021	$13,626	$14,167	$12,139
6/30/2021	$13,701	$14,286	$12,224
7/31/2021	$13,712	$14,317	$12,361
8/31/2021	$13,827	$14,418	$12,337
9/30/2021	$13,742	$14,322	$12,230
10/31/2021	$13,679	$14,255	$12,227
11/30/2021	$13,530	$14,177	$12,263
12/31/2021	$13,605	$14,234	$12,232
1/31/2022	$13,349	$13,996	$11,968
2/28/2022	$12,767	$13,318	$11,835
3/31/2022	$12,535	$12,979	$11,506
4/30/2022	$12,151	$12,712	$11,069
5/31/2022	$12,075	$12,637	$11,141
6/30/2022	$11,625	$12,250	$10,966
7/31/2022	$11,824	$12,378	$11,234
8/31/2022	$11,907	$12,401	$10,917
9/30/2022	$11,381	$11,926	$10,445
10/31/2022	$11,203	$11,681	$10,310
11/30/2022	$11,849	$12,299	$10,689
12/31/2022	$12,047	$12,489	$10,641
1/31/2023	$12,409	$12,869	$10,968
2/28/2023	$12,125	$12,663	$10,684
3/31/2023	$12,181	$12,768	$10,956
4/30/2023	$12,265	$12,881	$11,022
5/31/2023	$12,158	$12,805	$10,902
6/30/2023	$12,251	$12,944	$10,863
7/31/2023	$12,356	$13,070	$10,856
8/31/2023	$12,240	$13,012	$10,786
9/30/2023	$12,150	$12,911	$10,512
10/31/2023	$11,965	$12,753	$10,346
11/30/2023	$12,444	$13,218	$10,815
12/31/2023	$12,847	$13,623	$11,229
1/31/2024	$12,867	$13,703	$11,198
2/29/2024	$12,960	$13,801	$11,040
3/31/2024	$13,102	$13,939	$11,142
4/30/2024	$12,957	$13,816	$10,860
5/31/2024	$13,140	$14,017	$11,044
6/30/2024	$13,213	$14,147	$11,149
7/31/2024	$13,407	$14,359	$11,409
8/31/2024	$13,593	$14,602	$11,573
9/30/2024	$13,790	$14,781	$11,728
10/31/2024	$13,670	$14,654	$11,437
11/30/2024	$13,714	$14,742	$11,558
12/31/2024	$13,642	$14,662	$11,369
1/31/2025	$13,757	$14,779	$11,430
2/28/2025	$13,946	$15,008	$11,681
3/31/2025	$13,929	$15,018	$11,685
4/30/2025	$13,840	$14,953	$11,731
5/31/2025	$13,936	$15,044	$11,647
6/30/2025	$14,139	$15,254	$11,826
7/31/2025	$14,268	$15,392	$11,795
8/31/2025	$14,430	$15,590	$11,936
9/30/2025	$14,604	$15,739	$12,067
10/31/2025	$14,662	$15,828	$12,142
11/30/2025	$14,667	$15,866	$12,217
12/31/2025	$14,733	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	7.99%	1.47%	3.95%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158199
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R4
Trading Symbol	LCDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.26%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,973	$9,964	$10,138
2/29/2016	$10,080	$10,067	$10,210
3/31/2016	$10,436	$10,389	$10,303
4/30/2016	$10,617	$10,568	$10,343
5/31/2016	$10,647	$10,591	$10,345
6/30/2016	$10,810	$10,780	$10,531
7/31/2016	$10,975	$10,951	$10,598
8/31/2016	$11,126	$11,095	$10,586
9/30/2016	$11,114	$11,111	$10,580
10/31/2016	$11,094	$11,110	$10,499
11/30/2016	$10,810	$10,880	$10,250
12/31/2016	$10,892	$10,965	$10,265
1/31/2017	$11,054	$11,101	$10,285
2/28/2017	$11,231	$11,256	$10,354
3/31/2017	$11,256	$11,291	$10,349
4/30/2017	$11,382	$11,418	$10,428
5/31/2017	$11,442	$11,491	$10,509
6/30/2017	$11,452	$11,514	$10,498
7/31/2017	$11,558	$11,605	$10,543
8/31/2017	$11,695	$11,717	$10,638
9/30/2017	$11,748	$11,757	$10,587
10/31/2017	$11,802	$11,797	$10,593
11/30/2017	$11,796	$11,801	$10,580
12/31/2017	$11,825	$11,838	$10,628
1/31/2018	$11,865	$11,846	$10,506
2/28/2018	$11,722	$11,727	$10,406
3/31/2018	$11,639	$11,705	$10,473
4/30/2018	$11,565	$11,628	$10,395
5/31/2018	$11,413	$11,546	$10,469
6/30/2018	$11,293	$11,498	$10,456
7/31/2018	$11,528	$11,664	$10,459
8/31/2018	$11,327	$11,539	$10,526
9/30/2018	$11,470	$11,648	$10,458
10/31/2018	$11,370	$11,578	$10,376
11/30/2018	$11,303	$11,560	$10,438
12/31/2018	$11,379	$11,643	$10,629
1/31/2019	$11,742	$11,959	$10,742
2/28/2019	$11,901	$12,088	$10,736
3/31/2019	$12,003	$12,242	$10,942
4/30/2019	$12,097	$12,338	$10,945
5/31/2019	$12,102	$12,398	$11,139
6/30/2019	$12,424	$12,671	$11,279
7/31/2019	$12,568	$12,784	$11,304
8/31/2019	$12,459	$12,801	$11,597
9/30/2019	$12,604	$12,881	$11,535
10/31/2019	$12,689	$12,991	$11,570
11/30/2019	$12,716	$13,040	$11,564
12/31/2019	$12,918	$13,167	$11,556
1/31/2020	$13,052	$13,369	$11,778
2/29/2020	$12,961	$13,367	$11,990
3/31/2020	$11,239	$11,828	$11,920
4/30/2020	$11,745	$12,312	$12,132
5/31/2020	$12,258	$12,794	$12,188
6/30/2020	$12,590	$13,146	$12,265
7/31/2020	$12,931	$13,451	$12,448
8/31/2020	$13,067	$13,572	$12,348
9/30/2020	$12,955	$13,507	$12,341
10/31/2020	$13,006	$13,541	$12,286
11/30/2020	$13,435	$13,902	$12,406
12/31/2020	$13,659	$14,106	$12,423
1/31/2021	$13,632	$14,096	$12,334
2/28/2021	$13,598	$14,082	$12,156
3/31/2021	$13,432	$13,993	$12,005
4/30/2021	$13,512	$14,076	$12,099
5/31/2021	$13,600	$14,167	$12,139
6/30/2021	$13,686	$14,286	$12,224
7/31/2021	$13,700	$14,317	$12,361
8/31/2021	$13,819	$14,418	$12,337
9/30/2021	$13,727	$14,322	$12,230
10/31/2021	$13,677	$14,255	$12,227
11/30/2021	$13,530	$14,177	$12,263
12/31/2021	$13,608	$14,234	$12,232
1/31/2022	$13,355	$13,996	$11,968
2/28/2022	$12,775	$13,318	$11,835
3/31/2022	$12,536	$12,979	$11,506
4/30/2022	$12,164	$12,712	$11,069
5/31/2022	$12,091	$12,637	$11,141
6/30/2022	$11,642	$12,250	$10,966
7/31/2022	$11,844	$12,378	$11,234
8/31/2022	$11,920	$12,401	$10,917
9/30/2022	$11,395	$11,926	$10,445
10/31/2022	$11,229	$11,681	$10,310
11/30/2022	$11,870	$12,299	$10,689
12/31/2022	$12,079	$12,489	$10,641
1/31/2023	$12,445	$12,869	$10,968
2/28/2023	$12,153	$12,663	$10,684
3/31/2023	$12,211	$12,768	$10,956
4/30/2023	$12,308	$12,881	$11,022
5/31/2023	$12,203	$12,805	$10,902
6/30/2023	$12,299	$12,944	$10,863
7/31/2023	$12,407	$13,070	$10,856
8/31/2023	$12,283	$13,012	$10,786
9/30/2023	$12,206	$12,911	$10,512
10/31/2023	$12,022	$12,753	$10,346
11/30/2023	$12,507	$13,218	$10,815
12/31/2023	$12,914	$13,623	$11,229
1/31/2024	$12,928	$13,703	$11,198
2/29/2024	$13,024	$13,801	$11,040
3/31/2024	$13,170	$13,939	$11,142
4/30/2024	$13,026	$13,816	$10,860
5/31/2024	$13,223	$14,017	$11,044
6/30/2024	$13,300	$14,147	$11,149
7/31/2024	$13,498	$14,359	$11,409
8/31/2024	$13,678	$14,602	$11,573
9/30/2024	$13,889	$14,781	$11,728
10/31/2024	$13,761	$14,654	$11,437
11/30/2024	$13,818	$14,742	$11,558
12/31/2024	$13,738	$14,662	$11,369
1/31/2025	$13,867	$14,779	$11,430
2/28/2025	$14,060	$15,008	$11,681
3/31/2025	$14,046	$15,018	$11,685
4/30/2025	$13,948	$14,953	$11,731
5/31/2025	$14,048	$15,044	$11,647
6/30/2025	$14,255	$15,254	$11,826
7/31/2025	$14,388	$15,392	$11,795
8/31/2025	$14,566	$15,590	$11,936
9/30/2025	$14,734	$15,739	$12,067
10/31/2025	$14,796	$15,828	$12,142
11/30/2025	$14,804	$15,866	$12,217
12/31/2025	$14,873	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.26%	1.72%	4.05%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158200
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R5
Trading Symbol	LCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.54%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,976	$9,964	$10,138
2/29/2016	$10,085	$10,067	$10,210
3/31/2016	$10,450	$10,389	$10,303
4/30/2016	$10,626	$10,568	$10,343
5/31/2016	$10,658	$10,591	$10,345
6/30/2016	$10,824	$10,780	$10,531
7/31/2016	$10,998	$10,951	$10,598
8/31/2016	$11,144	$11,095	$10,586
9/30/2016	$11,134	$11,111	$10,580
10/31/2016	$11,116	$11,110	$10,499
11/30/2016	$10,834	$10,880	$10,250
12/31/2016	$10,918	$10,965	$10,265
1/31/2017	$11,083	$11,101	$10,285
2/28/2017	$11,263	$11,256	$10,354
3/31/2017	$11,290	$11,291	$10,349
4/30/2017	$11,419	$11,418	$10,428
5/31/2017	$11,482	$11,491	$10,509
6/30/2017	$11,495	$11,514	$10,498
7/31/2017	$11,604	$11,605	$10,543
8/31/2017	$11,750	$11,717	$10,638
9/30/2017	$11,799	$11,757	$10,587
10/31/2017	$11,863	$11,797	$10,593
11/30/2017	$11,852	$11,801	$10,580
12/31/2017	$11,883	$11,838	$10,628
1/31/2018	$11,933	$11,846	$10,506
2/28/2018	$11,793	$11,727	$10,406
3/31/2018	$11,712	$11,705	$10,473
4/30/2018	$11,632	$11,628	$10,395
5/31/2018	$11,482	$11,546	$10,469
6/30/2018	$11,364	$11,498	$10,456
7/31/2018	$11,611	$11,664	$10,459
8/31/2018	$11,403	$11,539	$10,526
9/30/2018	$11,549	$11,648	$10,458
10/31/2018	$11,459	$11,578	$10,376
11/30/2018	$11,386	$11,560	$10,438
12/31/2018	$11,473	$11,643	$10,629
1/31/2019	$11,841	$11,959	$10,742
2/28/2019	$11,995	$12,088	$10,736
3/31/2019	$12,100	$12,242	$10,942
4/30/2019	$12,206	$12,338	$10,945
5/31/2019	$12,206	$12,398	$11,139
6/30/2019	$12,541	$12,671	$11,279
7/31/2019	$12,681	$12,784	$11,304
8/31/2019	$12,582	$12,801	$11,597
9/30/2019	$12,722	$12,881	$11,535
10/31/2019	$12,819	$12,991	$11,570
11/30/2019	$12,849	$13,040	$11,564
12/31/2019	$13,055	$13,167	$11,556
1/31/2020	$13,194	$13,369	$11,778
2/29/2020	$13,104	$13,367	$11,990
3/31/2020	$11,367	$11,828	$11,920
4/30/2020	$11,881	$12,312	$12,132
5/31/2020	$12,394	$12,794	$12,188
6/30/2020	$12,740	$13,146	$12,265
7/31/2020	$13,087	$13,451	$12,448
8/31/2020	$13,227	$13,572	$12,348
9/30/2020	$13,109	$13,507	$12,341
10/31/2020	$13,172	$13,541	$12,286
11/30/2020	$13,609	$13,902	$12,406
12/31/2020	$13,838	$14,106	$12,423
1/31/2021	$13,813	$14,096	$12,334
2/28/2021	$13,781	$14,082	$12,156
3/31/2021	$13,617	$13,993	$12,005
4/30/2021	$13,691	$14,076	$12,099
5/31/2021	$13,791	$14,167	$12,139
6/30/2021	$13,872	$14,286	$12,224
7/31/2021	$13,890	$14,317	$12,361
8/31/2021	$14,021	$14,418	$12,337
9/30/2021	$13,931	$14,322	$12,230
10/31/2021	$13,874	$14,255	$12,227
11/30/2021	$13,737	$14,177	$12,263
12/31/2021	$13,810	$14,234	$12,232
1/31/2022	$13,565	$13,996	$11,968
2/28/2022	$12,979	$13,318	$11,835
3/31/2022	$12,740	$12,979	$11,506
4/30/2022	$12,364	$12,712	$11,069
5/31/2022	$12,293	$12,637	$11,141
6/30/2022	$11,839	$12,250	$10,966
7/31/2022	$12,047	$12,378	$11,234
8/31/2022	$12,127	$12,401	$10,917
9/30/2022	$11,596	$11,926	$10,445
10/31/2022	$11,430	$11,681	$10,310
11/30/2022	$12,084	$12,299	$10,689
12/31/2022	$12,290	$12,489	$10,641
1/31/2023	$12,665	$12,869	$10,968
2/28/2023	$12,381	$12,663	$10,684
3/31/2023	$12,444	$12,768	$10,956
4/30/2023	$12,534	$12,881	$11,022
5/31/2023	$12,431	$12,805	$10,902
6/30/2023	$12,531	$12,944	$10,863
7/31/2023	$12,654	$13,070	$10,856
8/31/2023	$12,531	$13,012	$10,786
9/30/2023	$12,444	$12,911	$10,512
10/31/2023	$12,260	$12,753	$10,346
11/30/2023	$12,756	$13,218	$10,815
12/31/2023	$13,174	$13,623	$11,229
1/31/2024	$13,202	$13,703	$11,198
2/29/2024	$13,302	$13,801	$11,040
3/31/2024	$13,454	$13,939	$11,142
4/30/2024	$13,310	$13,816	$10,860
5/31/2024	$13,514	$14,017	$11,044
6/30/2024	$13,585	$14,147	$11,149
7/31/2024	$13,790	$14,359	$11,409
8/31/2024	$13,987	$14,602	$11,573
9/30/2024	$14,196	$14,781	$11,728
10/31/2024	$14,078	$14,654	$11,437
11/30/2024	$14,129	$14,742	$11,558
12/31/2024	$14,061	$14,662	$11,369
1/31/2025	$14,186	$14,779	$11,430
2/28/2025	$14,386	$15,008	$11,681
3/31/2025	$14,375	$15,018	$11,685
4/30/2025	$14,289	$14,953	$11,731
5/31/2025	$14,394	$15,044	$11,647
6/30/2025	$14,609	$15,254	$11,826
7/31/2025	$14,749	$15,392	$11,795
8/31/2025	$14,934	$15,590	$11,936
9/30/2025	$15,109	$15,739	$12,067
10/31/2025	$15,176	$15,828	$12,142
11/30/2025	$15,188	$15,866	$12,217
12/31/2025	$15,262	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.54%	1.98%	4.32%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158201
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R6
Trading Symbol	LCDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.63%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 8.72% return of a securities market index with investment characteristics similar to those of the Fund, the JPM CEMBI Broad Diversified Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within the Energy sector (South & Central America, Central Asia). Security selection within the Basic Industry sector (South & Central America, Asia Pacific).

Top detractors from performance: Security selection within the Consumer Cyclical sector (Asia Pacific, South & Central America). Security selection within the Financials sector (Asia Pacific).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	JPM CEMBI Broad Diversified Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,976	$9,964	$10,138
2/29/2016	$10,086	$10,067	$10,210
3/31/2016	$10,444	$10,389	$10,303
4/30/2016	$10,628	$10,568	$10,343
5/31/2016	$10,661	$10,591	$10,345
6/30/2016	$10,827	$10,780	$10,531
7/31/2016	$10,995	$10,951	$10,598
8/31/2016	$11,149	$11,095	$10,586
9/30/2016	$11,140	$11,111	$10,580
10/31/2016	$11,123	$11,110	$10,499
11/30/2016	$10,841	$10,880	$10,250
12/31/2016	$10,926	$10,965	$10,265
1/31/2017	$11,092	$11,101	$10,285
2/28/2017	$11,273	$11,256	$10,354
3/31/2017	$11,301	$11,291	$10,349
4/30/2017	$11,431	$11,418	$10,428
5/31/2017	$11,496	$11,491	$10,509
6/30/2017	$11,510	$11,514	$10,498
7/31/2017	$11,621	$11,605	$10,543
8/31/2017	$11,763	$11,717	$10,638
9/30/2017	$11,820	$11,757	$10,587
10/31/2017	$11,887	$11,797	$10,593
11/30/2017	$11,877	$11,801	$10,580
12/31/2017	$11,910	$11,838	$10,628
1/31/2018	$11,963	$11,846	$10,506
2/28/2018	$11,823	$11,727	$10,406
3/31/2018	$11,736	$11,705	$10,473
4/30/2018	$11,665	$11,628	$10,395
5/31/2018	$11,517	$11,546	$10,469
6/30/2018	$11,399	$11,498	$10,456
7/31/2018	$11,648	$11,664	$10,459
8/31/2018	$11,441	$11,539	$10,526
9/30/2018	$11,589	$11,648	$10,458
10/31/2018	$11,499	$11,578	$10,376
11/30/2018	$11,428	$11,560	$10,438
12/31/2018	$11,517	$11,643	$10,629
1/31/2019	$11,888	$11,959	$10,742
2/28/2019	$12,043	$12,088	$10,736
3/31/2019	$12,150	$12,242	$10,942
4/30/2019	$12,258	$12,338	$10,945
5/31/2019	$12,268	$12,398	$11,139
6/30/2019	$12,598	$12,671	$11,279
7/31/2019	$12,739	$12,784	$11,304
8/31/2019	$12,641	$12,801	$11,597
9/30/2019	$12,792	$12,881	$11,535
10/31/2019	$12,882	$12,991	$11,570
11/30/2019	$12,914	$13,040	$11,564
12/31/2019	$13,123	$13,167	$11,556
1/31/2020	$13,263	$13,369	$11,778
2/29/2020	$13,175	$13,367	$11,990
3/31/2020	$11,429	$11,828	$11,920
4/30/2020	$11,948	$12,312	$12,132
5/31/2020	$12,474	$12,794	$12,188
6/30/2020	$12,815	$13,146	$12,265
7/31/2020	$13,166	$13,451	$12,448
8/31/2020	$13,309	$13,572	$12,348
9/30/2020	$13,200	$13,507	$12,341
10/31/2020	$13,257	$13,541	$12,286
11/30/2020	$13,699	$13,902	$12,406
12/31/2020	$13,931	$14,106	$12,423
1/31/2021	$13,908	$14,096	$12,334
2/28/2021	$13,878	$14,082	$12,156
3/31/2021	$13,714	$13,993	$12,005
4/30/2021	$13,800	$14,076	$12,099
5/31/2021	$13,895	$14,167	$12,139
6/30/2021	$13,988	$14,286	$12,224
7/31/2021	$14,007	$14,317	$12,361
8/31/2021	$14,133	$14,418	$12,337
9/30/2021	$14,044	$14,322	$12,230
10/31/2021	$13,997	$14,255	$12,227
11/30/2021	$13,853	$14,177	$12,263
12/31/2021	$13,937	$14,234	$12,232
1/31/2022	$13,683	$13,996	$11,968
2/28/2022	$13,094	$13,318	$11,835
3/31/2022	$12,854	$12,979	$11,506
4/30/2022	$12,476	$12,712	$11,069
5/31/2022	$12,406	$12,637	$11,141
6/30/2022	$11,950	$12,250	$10,966
7/31/2022	$12,161	$12,378	$11,234
8/31/2022	$12,243	$12,401	$10,917
9/30/2022	$11,709	$11,926	$10,445
10/31/2022	$11,542	$11,681	$10,310
11/30/2022	$12,203	$12,299	$10,689
12/31/2022	$12,423	$12,489	$10,641
1/31/2023	$12,793	$12,869	$10,968
2/28/2023	$12,507	$12,663	$10,684
3/31/2023	$12,571	$12,768	$10,956
4/30/2023	$12,674	$12,881	$11,022
5/31/2023	$12,561	$12,805	$10,902
6/30/2023	$12,664	$12,944	$10,863
7/31/2023	$12,790	$13,070	$10,856
8/31/2023	$12,666	$13,012	$10,786
9/30/2023	$12,581	$12,911	$10,512
10/31/2023	$12,396	$12,753	$10,346
11/30/2023	$12,899	$13,218	$10,815
12/31/2023	$13,323	$13,623	$11,229
1/31/2024	$13,353	$13,703	$11,198
2/29/2024	$13,456	$13,801	$11,040
3/31/2024	$13,611	$13,939	$11,142
4/30/2024	$13,467	$13,816	$10,860
5/31/2024	$13,675	$14,017	$11,044
6/30/2024	$13,759	$14,147	$11,149
7/31/2024	$13,968	$14,359	$11,409
8/31/2024	$14,159	$14,602	$11,573
9/30/2024	$14,381	$14,781	$11,728
10/31/2024	$14,253	$14,654	$11,437
11/30/2024	$14,316	$14,742	$11,558
12/31/2024	$14,238	$14,662	$11,369
1/31/2025	$14,376	$14,779	$11,430
2/28/2025	$14,579	$15,008	$11,681
3/31/2025	$14,570	$15,018	$11,685
4/30/2025	$14,472	$14,953	$11,731
5/31/2025	$14,580	$15,044	$11,647
6/30/2025	$14,799	$15,254	$11,826
7/31/2025	$14,941	$15,392	$11,795
8/31/2025	$15,130	$15,590	$11,936
9/30/2025	$15,309	$15,739	$12,067
10/31/2025	$15,378	$15,828	$12,142
11/30/2025	$15,390	$15,866	$12,217
12/31/2025	$15,467	$15,942	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.63%	2.11%	4.46%
JPM CEMBI Broad Diversified Index	8.72%	2.48%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 20,572,674
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$20,572,674
# of Portfolio Holdings	112
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.01%
Convertible Bonds	1.02%
Corporate Bonds	90.79%
Foreign Government Obligations	4.06%
Repurchase Agreements	4.12%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

The Fund was liquidated and dissolved effective February 13, 2026. As a result, the Fund ceased to be offered for shareholder purchase effective January 2, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388